                                            File Nos. 33-47473
                                                      811-3859

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   [X]


                           Pre-Effective Amendment No.           [ ]

                         Post-Effective Amendment No. 18         [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               [X]


                                Amendment No. 35

                        (Check appropriate box or boxes)

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Title and Amount
of Securities
----------------
Flexible Payment
Deferred Annuity
Contracts



It is proposed that this filing will become effective:


        [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
        [X]     on March 31, 2000 pursuant to paragraph (b) of Rule 485
        [ ]     60 days after filing pursuant to paragraph (a) of Rule 485
        [ ]     on [         ] pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Incorporated herein by reference to Post-Effective Amendment No. 17 under Securities Act of 1933 (the 33 Act) and No. 34 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on December 15, 1999.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


Incorporated herein by reference to Post-Effective Amendment No. 17 under Securities Act of 1933 (the 33 Act) and No. 34 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on December 15, 1999.


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                    PROFILE


                               December 29, 1999




Incorporated herein by reference to Post-Effective Amendment No. 17 under Securities Act of 1933 (the 33 Act) and No. 34 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on December 15, 1999.

                                 [POLARIS LOGO]

                                   PROSPECTUS

                               December 29, 1999



Incorporated herein by reference to Post-Effective Amendment No. 17 under Securities Act of 1933 (the 33 Act) and No. 34 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-47473 and 811-3859 filed on Form N-4 on December 15, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                   Fixed and Variable Group Deferred Contracts
                                    issued by

                            VARIABLE SEPARATE ACCOUNT


                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY











This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated March 31, 2000, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                 MARCH 31, 2000

                                             TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account .......................................................     3

General Account ........................................................     3

Performance Data .......................................................     4

Income Payments ........................................................     9

Annuity Unit Values ....................................................    10

Taxes ..................................................................    12

Distribution of Contracts ..............................................    16

Financial Statements ...................................................    17

                                SEPARATE ACCOUNT

         Variable Separate Account was originally established by the Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

         The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors.

Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


        For periods starting prior to the date the Variable Portfolios first became available through the separate account the total return data for the Capital Appreciation, Growth, Natural Resources and the Government and Quality Bond Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historic performance of the four corresponding underlying funds of Anchor Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available within the separate account. The Capital Appreciation, Growth, Natural Resources and Government and Quality Bond underlying funds of Anchor Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


         Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO
-------------------------


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.56% and 4.66%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV-CMF)/(SV)

         where:

                  SV  = value of one Accumulation Unit at the start of a 7 day period
                  EV  = value of one Accumulation Unit at the end of the 7 day period
                  CMF = an allocated portion of the $35 annual
                        Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period.

However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS
-------------------------

         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".


         The total returns of the various Variable Portfolios for 1 year period, 5-year period and since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)



                                            INCEPTION                                         SINCE
       VARIABLE PORTFOLIO                      DATE          1 YEAR          5 YEAR         INCEPTION
       ------------------                      ----          ------          ------         ---------
Anchor Series Trust
-------------------
  Capital Appreciation                         2/12/93     58.32/65.32     31.81/32.01    23.58/23.62
  Growth                                       2/19/93     17.98/24.98     25.29/25.54    18.68/18.73
  Natural Resources                           10/31/94     32.26/39.26      5.20/5.68      3.92/4.24
  Government and Quality Bond                  2/22/93    -10.16/-3.16      5.47/5.95      4.05/4.16

SunAmerica Series Trust
-----------------------
  Aggressive Growth                            6/3/96      74.81/81.81          N/A        27.51/28.10
  International Diversified Equities          10/31/94     15.16/22.61      11.44/11.83    10.36/10.62
  Global Equities                              2/9/93      21.90/28.90      18.11/18.42    15.11/15.17
  Putnam Growth                                2/9/93      20.71/27.71      26.09/26.32    18.08/18.14
  MFS Growth and Income*                       2/9/93      -2.70/4.30       18.76/19.06    13.18/13.25
  Alliance Growth                              2/9/93      24.05/31.05      35.37/35.56    25.68/25.72
  "Dogs" of Wall Street                        4/1/98     -15.55/-8.55          N/A        -9.59/-5.95
  Venture Value                               10/31/94      7.34/14.34      22.75/23.01    21.74/21.91
  Federated Value                              6/3/96      -2.46/4.54           N/A        14.94/15.72
  Growth-Income                                2/9/93      21.05/28.05      28.29/28.51    20.29/20.34
  Utility                                      6/3/96      -6.83/0.17           N/A        11.32/12.16
  Asset Allocation                             7/1/93       0.78/7.78       13.51/13.87    10.96/11.04
  MFS Total Return**                          10/31/94     -5.74/1.26       12.89/13.26    12.44/12.68
  SunAmerica Balanced                          6/3/96      12.51/19.51          N/A        20.12/20.81
  Worldwide High Income                       10/31/94     10.37/17.37       9.45/9.87      8.75/9.02
  High-Yield Bond                              2/9/93      -2.15/4.85        6.97/7.42      5.77/5.87
  Corporate Bond                               7/1/93     -10.39/-3.39       5.08/5.57      3.61/3.74
  Global Bond                                  7/1/93      -9.57/-2.57       7.04/7.49      5.21/5.33
  Emerging Markets                             6/2/97      67.58/74.58          N/A         0.92/2.80
  International Growth and Income              6/2/97      15.31/22.31          N/A        12.52/14.11
  Real Estate                                  6/2/97     -15.94/-8.94          N/A        -6.59/-4.47
  MFS Mid Cap Growth                           4/1/99          N/A              N/A        56.04/63.04


-------------
 * Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc. ** Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
   Inc.
Total return figures are based on historical data and are not intended to indicate future performance.


                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999


                                          INCEPTION                                                        SINCE
       VARIABLE PORTFOLIO                    DATE           1 YEAR          5 YEAR         10 YEAR       INCEPTION
       ------------------                    ----           ------          ------         --------      ----------

Anchor Series Trust
-------------------
  Capital Appreciation                     2/12/93        58.32/65.32      31.81/32.01       21.71      23.58/23.62
  Growth                                   2/19/93        17.98/24.98      25.29/25.54       15.69      18.68/18.73
  Natural Resources                       10/31/94        32.26/39.26       5.20/5.68         4.26       3.92/4.24
  Government and Quality Bond              2/22/93       -10.16/-3.16       5.47/5.95         5.84       4.05/4.16

Total return figures are based on historical data and are not intended to indicate future performance.

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                        n
                  P(1+T)  = ERV

         where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years

               ERV  =      ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS
-------------------------------

         The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS
---------------------------

         For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

         For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR
---------------------

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results from an increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

         Illustrative Example
         --------------------

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

         Illustrative Example
         --------------------

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS
------------------------

         Illustrative Example
         --------------------

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

         P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

         Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES

GENERAL
-------

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS
--------------------------------

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner.
Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS
----------------------------------------------

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS
------------------

         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS
----------------------------

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS
---------------

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (A)      H.R. 10 Plans

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         (B)      Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

         (C)      Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

         (D)      Roth IRAs

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (E)      Corporate Pension and Profit-Sharing Plans

                  Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         (F)      Deferred Compensation Plans - Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


         The audited financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are incorporated herein by reference to Post-Effective Amendment No. 17 under the Securities Act of 1933 (the 33 Act) and No. 34 under the Investment Company Act of 1940 (the 40 Act) to this Registration Statement file No. 33-47473 and 811-3859 filed on form N-4 on December 15, 1999. Effective December 31, 1999, the Company changed its fiscal year end from September 30 to December 31. Reflecting this change, also incorporated herein by reference to the above stated Registration Statement is the audited Transition Report of the Company as of and for the three month period ended December 31, 1998. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options.

         Effective December 31, 1999, Variable Separate Account changed its fiscal year end from November 30, to December 31. Reflecting this change, included in this Statement of Additional Information are the Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999.

         Documents incorporated by reference for filing purposes will still appear at the end of this document when it is distributed upon request.


         PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                     DECEMBER 31, 1999 AND NOVEMBER 30, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Account constituting Variable Separate Account (Portion Relating to the POLARIS Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1999 and November 30, 1999, the results of their operations for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999, and the changes in their net assets for the one month ended December 31, 1999 and for the two fiscal years ended November 30, 1999 and 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Los Angeles, California
March 3, 2000

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999


                                                                                                 Government
                                                Capital                          Natural            and
                                             Appreciation        Growth         Resources       Quality Bond
                                               Portfolio       Portfolio        Portfolio         Portfolio
                                             ------------     ------------     ------------     ------------
Assets:
 Investments in Anchor Series Trust,
    at market value                          $939,590,430     $289,540,416     $ 27,730,315     $163,481,183
 Investments in SunAmerica Series Trust,
    at market value                                     0                0                0                0

Liabilities                                             0                0                0                0
                                             ------------     ------------     ------------     ------------

Net Assets                                   $939,590,430     $289,540,416     $ 27,730,315     $163,481,183
                                             ============     ============     ============     ============


Accumulation units outstanding                 21,764,629        8,878,474        2,218,703       12,309,470
                                             ============     ============     ============     ============

Unit value of accumulation units             $      43.17     $      32.61     $      12.50     $      13.28
                                             ============     ============     ============     ============


                                            International
                                             Diversified         Global         Aggressive
                                               Equities         Equities         Growth
                                              Portfolio        Portfolio        Portfolio
                                             ------------     ------------     ------------
Assets:
 Investments in Anchor Series Trust,
    at market value                          $          0     $          0     $          0
 Investments in SunAmerica Series Trust,
    at market value                           269,180,174      408,293,601      181,683,643

Liabilities                                             0                0                0
                                             ------------     ------------     ------------

Net Assets                                   $269,180,174     $408,293,601     $181,683,643
                                             ============     ============     ============


Accumulation units outstanding                 15,905,912       15,364,906        7,476,506
                                             ============     ============     ============

Unit value of accumulation units             $      16.92     $      26.57     $      24.30
                                             ============     ============     ============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                                 Venture           Federated           Putnam               MFS
                                                  Value              Value             Growth          Growth-Income
                                                Portfolio           Portfolio         Portfolio          Portfolio
                                              --------------     --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $            0     $            0     $            0     $            0
  Investments in SunAmerica Series Trust,
    at market value                            1,166,149,860         67,563,849        357,411,334        227,210,948

Liabilities                                                0                  0                  0                  0
                                              --------------     --------------     --------------     --------------

Net Assets                                    $1,166,149,860     $   67,563,849     $  357,411,334     $  227,210,948
                                              ==============     ==============     ==============     ==============


Accumulation units outstanding                    41,825,421          4,001,010         11,286,031          9,598,954
                                              ==============     ==============     ==============     ==============

Unit value of accumulation units              $        27.88     $        16.89     $        31.67     $        23.67
                                              ==============     ==============     ==============     ==============

                                                 Alliance            Growth-             Asset
                                                  Growth             Income            Allocation
                                                 Portfolio          Portfolio          Portfolio
                                               --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                            $            0     $            0     $            0
  Investments in SunAmerica Series Trust,
    at market value                             1,253,718,798        865,712,375        411,441,160

Liabilities                                                 0                  0                  0
                                               --------------     --------------     --------------

Net Assets                                     $1,253,718,798     $  865,712,375     $  411,441,160
                                               ==============     ==============     ==============


Accumulation units outstanding                     25,819,661         24,109,131         20,767,631
                                               ==============     ==============     ==============

Unit value of accumulation units               $        48.56     $        35.91     $        19.81
                                               ==============     ==============     ==============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                               SunAmerica          MFS                             Worldwide
                                                Balanced       Total Return       Utility         High Income
                                               Portfolio         Portfolio       Portfolio         Portfolio
                                              ------------     ------------     ------------     ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $          0     $          0     $          0     $          0
  Investments in SunAmerica Series Trust,
    at market value                            105,638,458      106,204,795       30,579,449       64,517,890

Liabilities                                              0                0                0                0
                                              ------------     ------------     ------------     ------------

Net Assets                                    $105,638,458     $106,204,795     $ 30,579,449     $ 64,517,890
                                              ============     ============     ============     ============


Accumulation units outstanding                   5,364,585        5,709,183        2,024,299        4,110,589
                                              ============     ============     ============     ============

Unit value of accumulation units              $      19.69     $      18.60     $      15.11     $      15.70
                                              ============     ============     ============     ============

                                              High-Yield         Global          Corporate
                                                 Bond             Bond             Bond
                                               Portfolio        Portfolio        Portfolio
                                              ------------     ------------     ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $          0     $          0     $          0
  Investments in SunAmerica Series Trust,
    at market value                            152,411,177       70,049,853       66,697,539

Liabilities                                              0                0                0
                                              ------------     ------------     ------------

Net Assets                                    $152,411,177     $ 70,049,853     $ 66,697,539
                                              ============     ============     ============


Accumulation units outstanding                  10,247,398        4,972,504        5,225,508
                                              ============     ============     ============

Unit value of accumulation units              $      14.87     $      14.09     $      12.76
                                              ============     ============     ============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                               International       Emerging             Real             "Dogs" of
                                              Growth & Income       Markets            Estate           Wall Street
                                                 Portfolio         Portfolio          Portfolio           Portfolio
                                              --------------     --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $            0     $            0     $            0     $            0
  Investments in SunAmerica Series Trust,
    at market value                               60,797,998         25,225,514         17,234,823         12,307,606

Liabilities                                                0                  0                  0                  0
                                              --------------     --------------     --------------     --------------

Net Assets                                    $   60,797,998     $   25,225,514     $   17,234,823     $   12,307,606
                                              ==============     ==============     ==============     ==============


Accumulation units outstanding                     4,319,856          2,341,461          1,934,426          1,368,990
                                              ==============     ==============     ==============     ==============

Unit value of accumulation units              $        14.07     $        10.77     $         8.91     $         8.99
                                              ==============     ==============     ==============     ==============

                                                     MFS             Cash
                                               Mid-Cap Growth      Management
                                                  Portfolio         Portfolio            TOTAL
                                               --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                            $            0     $            0     $1,420,342,344
  Investments in SunAmerica Series Trust,
    at market value                                17,429,464        203,308,966      6,140,769,274

Liabilities                                                 0                  0                  0
                                               --------------     --------------     --------------

Net Assets                                     $   17,429,464     $  203,308,966     $7,561,111,618
                                               ==============     ==============     ==============


Accumulation units outstanding                      1,068,886         16,598,506
                                               ==============     ==============

Unit value of accumulation units               $        16.31     $        12.25
                                               ==============     ==============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999


                                                                                                  Government
                                                Capital                           Natural            and
                                              Appreciation        Growth         Resources       Quality Bond
                                                Portfolio       Portfolio        Portfolio        Portfolio
                                              ------------     ------------     ------------     ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $796,823,703     $265,904,443     $ 26,017,310     $168,698,496
  Investments in SunAmerica Series Trust,
    at market value                                      0                0                0                0

Liabilities                                              0                0                0                0
                                              ------------     ------------     ------------     ------------

Net Assets                                    $796,823,703     $265,904,443     $ 26,017,310     $168,698,496
                                              ============     ============     ============     ============


Accumulation units outstanding                  21,898,142        8,941,621        2,283,074       12,612,572
                                              ============     ============     ============     ============

Unit value of accumulation units              $      36.39     $      29.74     $      11.40     $      13.37
                                              ============     ============     ============     ============

                                              International
                                               Diversified       Global          Aggressive
                                                 Equities       Equities           Growth
                                                Portfolio       Portfolio         Portfolio
                                               ------------     ------------     ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                            $          0     $          0     $          0
  Investments in SunAmerica Series Trust,
    at market value                             248,953,254      368,258,540      139,879,173

Liabilities                                               0                0                0
                                               ------------     ------------     ------------

Net Assets                                     $248,953,254     $368,258,540     $139,879,173
                                               ============     ============     ============


Accumulation units outstanding                   16,071,377       15,218,999        7,354,489
                                               ============     ============     ============

Unit value of accumulation units               $      15.49     $      24.20     $      19.02
                                               ============     ============     ============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                                                            MFS
                                                  Venture          Federated           Putnam             Growth-
                                                   Value             Value             Growth             Income
                                                 Portfolio         Portfolio          Portfolio          Portfolio
                                              --------------     --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $            0     $            0     $            0     $            0
  Investments in SunAmerica Series Trust,
    at market value                            1,120,389,245         68,422,827        323,309,383        219,305,264

Liabilities                                                0                  0                  0                  0
                                              --------------     --------------     --------------     --------------

Net Assets                                    $1,120,389,245     $   68,422,827     $  323,309,383     $  219,305,264
                                              ==============     ==============     ==============     ==============


Accumulation units outstanding                    42,175,145          4,164,599         11,402,199          9,723,097
                                              ==============     ==============     ==============     ==============

Unit value of accumulation units              $        26.57     $        16.43     $        28.36     $        22.55
                                              ==============     ==============     ==============     ==============




                                                 Alliance           Growth-             Asset
                                                  Growth            Income            Allocation
                                                 Portfolio         Portfolio           Portfolio
                                              --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $            0     $            0     $            0
  Investments in SunAmerica Series Trust,
    at market value                            1,158,835,058        810,926,844        402,591,694

Liabilities                                                0                  0                  0
                                              --------------     --------------     --------------

Net Assets                                    $1,158,835,058     $  810,926,844     $  402,591,694
                                              ==============     ==============     ==============


Accumulation units outstanding                    26,154,552         24,491,425         21,080,060
                                              ==============     ==============     ==============

Unit value of accumulation units              $        44.31     $        33.11     $        19.10
                                              ==============     ==============     ==============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                               SunAmerica          MFS                            Worldwide
                                                Balanced       Total Return       Utility        High Income
                                               Portfolio         Portfolio       Portfolio        Portfolio
                                              ------------     ------------     ------------     ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $          0     $          0     $          0     $          0
  Investments in SunAmerica Series Trust,
    at market value                             97,578,312      105,781,567       31,029,076       64,487,527

Liabilities                                              0                0                0                0
                                              ------------     ------------     ------------     ------------

Net Assets                                    $ 97,578,312     $105,781,567     $ 31,029,076     $ 64,487,527
                                              ============     ============     ============     ============


Accumulation units outstanding                   5,352,344        5,719,070        2,046,427        4,234,687
                                              ============     ============     ============     ============

Unit value of accumulation units              $      18.23     $      18.50     $      15.16     $      15.23
                                              ============     ============     ============     ============

                                              High-Yield         Global         Corporate
                                                 Bond             Bond             Bond
                                               Portfolio        Portfolio        Portfolio
                                              ------------     ------------     ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $          0     $          0     $          0
  Investments in SunAmerica Series Trust,
    at market value                            154,901,570       73,384,217       68,299,158

Liabilities                                              0                0                0
                                              ------------     ------------     ------------

Net Assets                                    $154,901,570     $ 73,384,217     $ 68,299,158
                                              ============     ============     ============


Accumulation units outstanding                  10,532,444        5,199,731        5,339,302
                                              ============     ============     ============

Unit value of accumulation units              $      14.71     $      14.11     $      12.78
                                              ============     ============     ============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                               International        Emerging            Real              "Dogs" of
                                              Growth & Income        Markets           Estate            Wall Street
                                                 Portfolio          Portfolio         Portfolio           Portfolio
                                              --------------     --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                           $            0     $            0     $            0     $            0
  Investments in SunAmerica Series Trust,
    at market value                               57,725,484         17,590,018         18,358,838         13,772,935

Liabilities                                                0                  0                  0                  0
                                              --------------     --------------     --------------     --------------

Net Assets                                    $   57,725,484     $   17,590,018     $   18,358,838     $   13,772,935
                                              ==============     ==============     ==============     ==============


Accumulation units outstanding                     4,307,535          1,956,342          2,159,442          1,509,434
                                              ==============     ==============     ==============     ==============

Unit value of accumulation units              $        13.40     $         8.99     $         8.50     $         9.12
                                              ==============     ==============     ==============     ==============

                                                   MFS              Cash
                                              Mid-Cap Growth     Management
                                                Portfolio         Portfolio            TOTAL
                                             --------------     --------------     --------------
Assets:
  Investments in Anchor Series Trust,
    at market value                          $            0     $            0     $1,257,443,952
  Investments in SunAmerica Series Trust,
    at market value                              12,378,010        190,553,990      5,766,711,984

Liabilities                                               0                  0                  0
                                             --------------     --------------     --------------

Net Assets                                   $   12,378,010     $  190,553,990     $7,024,155,936
                                             ==============     ==============     ==============


Accumulation units outstanding                      869,761         15,616,078
                                             ==============     ==============

Unit value of accumulation units             $        14.23     $        12.20
                                             ==============     ==============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999


                                                                              Market Value         Market
Variable Accounts                                             Shares            Per Share           Value               Cost
                                                            ----------     -------------------  --------------     --------------
ANCHOR SERIES TRUST:
       Capital Appreciation Portfolio                       16,477,008     $             57.02  $  939,590,430     $  572,399,237
       Growth Portfolio                                      7,516,806                   38.52     289,540,416        203,285,742
       Natural Resources Portfolio                           1,709,116                   16.22      27,730,315         26,185,255
       Government and Quality Bond Portfolio                11,947,233                   13.68     163,481,183        169,427,260
                                                                                                --------------     --------------
                                                                                                 1,420,342,344        971,297,494
                                                                                                --------------     --------------
SUNAMERICA SERIES TRUST:
       International Diversified Equities Portfolio         16,826,170                   16.00     269,180,174        195,199,098
       Global Equities Portfolio                            18,739,442                   21.79     408,293,601        274,721,091
       Aggressive Growth Porfolio                            7,778,071                   23.36     181,683,643        102,643,891
       Venture Value Portfolio                              43,524,559                   26.79   1,166,149,860        754,631,807
       Federated Value Portfolio                             4,077,244                   16.57      67,563,849         58,217,057
       Putnam Growth Portfolio                              12,680,345                   28.19     357,411,334        197,832,743
       MFS Growth-Income Portfolio                          16,270,350                   13.96     227,210,948        203,014,888
       Alliance Growth Portfolio                            32,674,004                   38.37   1,253,718,798        743,742,737
       Growth-Income Portfolio                              26,577,541                   32.57     865,712,375        460,998,450
       Asset Allocation Portfolio                           27,446,131                   14.99     411,441,160        360,373,858
       SunAmerica Balanced Portfolio                         5,378,007                   19.64     105,638,458         77,168,236
       MFS Total Return Portfolio                            7,421,921                   14.31     106,204,795         97,584,162
       Utility Portfolio                                     2,126,613                   14.38      30,579,449         27,746,269
       Worldwide High Income Portfolio                       6,063,880                   10.64      64,517,890         71,473,710
       High-Yield Bond Portfolio                            14,536,246                   10.48     152,411,177        160,248,099
       Global Bond Portfolio                                 6,478,314                   10.81      70,049,853         69,793,516
       Corporate Bond Portfolio                              5,996,040                   11.12      66,697,539         66,115,905
       International Growth & Income Portfolio               4,715,048                   12.89      60,797,998         57,068,816
       Emerging Markets Portfolio                            2,275,487                   11.09      25,225,514         19,444,023
       Real Estate Portfolio                                 1,955,792                    8.81      17,234,823         20,871,921
       "Dogs" of Wall Street Portfolio                       1,374,165                    8.96      12,307,606         13,239,890
       MFS Mid-Cap Growth Portfolio                          1,072,223                   16.26      17,429,464         14,008,429
       Cash Management Portfolio                            18,675,785                   10.89     203,308,966        201,687,934
                                                                                                --------------     --------------
                                                                                                 6,140,769,274      4,247,826,530
                                                                                                --------------     --------------

                                                                                                $7,561,111,618     $5,219,124,024
                                                                                                ==============     ==============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1999


                                                                                  Market Value      Market
Variable Accounts                                            Shares                Per Share         Value                Cost
-----------------                                            ------               ------------      ------                ----
ANCHOR SERIES TRUST:
       Capital Appreciation Portfolio                       16,599,498             $   48.00     $  796,823,703     $  567,518,255
       Growth Portfolio                                      7,580,057                 35.08        265,904,443        203,486,733
       Natural Resources Portfolio                           1,760,984                 14.77         26,017,310         26,973,348
       Government and Quality Bond Portfolio                12,257,208                 13.76        168,698,496        173,862,365
                                                                                                 --------------     --------------
                                                                                                  1,257,443,952        971,840,701
                                                                                                 --------------     --------------
SUNAMERICA SERIES TRUST:
       International Diversified Equities Portfolio         17,023,130                 14.62        248,953,254        197,345,328
       Global Equities Portfolio                            18,585,519                 19.81        368,258,540        270,611,261
       Aggressive Growth Porfolio                            7,661,022                 18.26        139,879,173         98,811,069
       Venture Value Portfolio                              43,945,207                 25.50      1,120,389,245        760,443,667
       Federated Value Portfolio                             4,249,437                 16.10         68,422,827         60,671,873
       Putnam Growth Portfolio                              12,827,405                 25.20        323,309,383        200,057,861
       MFS Growth & Income Portfolio                        16,502,051                 13.29        219,305,264        205,851,715
       Alliance Growth Portfolio                            33,140,548                 34.97      1,158,835,058        753,169,125
       Growth-Income Portfolio                              27,033,855                 30.00        810,926,844        468,778,519
       Asset Allocation Portfolio                           27,895,035                 14.43        402,591,694        366,122,522
       SunAmerica Balanced Portfolio                         5,372,665                 18.16         97,578,312         76,842,456
       MFS Total Return Portfolio                            7,444,382                 14.21        105,781,567         97,809,472
       Utility Portfolio                                     2,152,639                 14.41         31,029,076         28,051,562
       Worldwide High Income Portfolio                       6,255,061                 10.31         64,487,527         73,795,893
       High-Yield Bond Portfolio                            14,959,731                 10.35        154,901,570        165,042,815
       Global Bond Portfolio                                 6,783,146                 10.82         73,384,217         73,076,556
       Corporate Bond Portfolio                              6,134,471                 11.13         68,299,158         67,641,702
       International Growth & Income Portfolio               4,286,018                 13.47         57,725,484         51,233,141
       Emerging Markets Portfolio                            1,903,670                  9.24         17,590,018         15,563,400
       Real Estate Portfolio                                 2,186,156                  8.40         18,358,838         23,430,954
       "Dogs" of Wall Street Portfolio                       1,517,073                  9.08         13,772,935         14,626,564
       MFS Mid-Cap Growth Portfolio                            861,111                 14.37         12,378,010         10,559,479
       Cash Management Portfolio                            17,594,199                 10.83        190,553,990        189,705,496
                                                                                                 --------------     --------------
                                                                                                  5,766,711,984      4,269,242,430
                                                                                                 --------------     --------------

                                                                                                 $7,024,155,936     $5,241,083,131
                                                                                                 ==============     ==============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999

                                                                                                                        Government
                                                                  Capital                             Natural             and
                                                                Appreciation        Growth           Resources        Quality Bond
                                                                 Portfolio         Portfolio         Portfolio          Portfolio
                                                              -------------      ------------       -----------       -----------
Investment income:
       Dividends and capital gains distributions              $           0      $          0       $         0       $         0
                                                              -------------      ------------       -----------       -----------
           Total investment income                                        0                 0                 0                 0
                                                              -------------      ------------       -----------       -----------

Expenses:
       Mortality risk charge                                       (661,977)         (213,309)          (20,168)         (127,590)
       Guarantee death benefit charge                               (88,264)          (28,441)           (2,689)          (17,012)
       Expense risk charge                                         (257,435)          (82,954)           (7,843)          (49,618)
       Distribution expense charge                                 (110,329)          (35,552)           (3,362)          (21,265)
                                                              -------------      ------------       -----------       -----------
           Total expenses                                        (1,118,005)         (360,256)          (34,062)         (215,485)
                                                              -------------      ------------       -----------       -----------

Net investment income (loss)                                     (1,118,005)         (360,256)          (34,062)         (215,485)
                                                              -------------      ------------       -----------       -----------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 32,719,784         7,629,463           942,624         5,435,850
       Cost of shares sold                                      (21,727,055)       (5,567,935)         (957,863)       (5,612,575)
                                                              -------------      ------------       -----------       -----------

Net realized gains (losses) from
    securities transactions                                      10,992,729         2,061,528           (15,239)         (176,725)
                                                              -------------      ------------       -----------       -----------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      229,305,448        62,417,710          (956,038)       (5,163,869)
       End of period                                            367,191,193        86,254,674         1,545,060        (5,946,077)
                                                              -------------      ------------       -----------       -----------

Change in net unrealized appreciation/depreciation
    of investments                                              137,885,745        23,836,964         2,501,098          (782,208)
                                                              -------------      ------------       -----------       -----------

Increase (decrease) in net assets from operations             $ 147,760,469      $ 25,538,236       $ 2,451,797       $(1,174,418)
                                                              =============      ============       ===========       ===========




                                                                  International
                                                                  Diversified           Global            Aggressive
                                                                   Equities            Equities            Growth
                                                                   Portfolio          Portfolio           Portfolio
                                                                 ------------       -------------       ------------
Investment income:
       Dividends and capital gains distributions                 $          0       $           0       $          0
                                                                 ------------       -------------       ------------
           Total investment income                                          0                   0                  0
                                                                 ------------       -------------       ------------

Expenses:
       Mortality risk charge                                         (195,377)           (295,908)          (125,900)
       Guarantee death benefit charge                                 (26,050)            (39,454)           (16,787)
       Expense risk charge                                            (75,980)           (115,075)           (48,961)
       Distribution expense charge                                    (32,563)            (49,318)           (20,983)
                                                                 ------------       -------------       ------------
           Total expenses                                            (329,970)           (499,755)          (212,631)
                                                                 ------------       -------------       ------------

Net investment income (loss)                                         (329,970)           (499,755)          (212,631)
                                                                 ------------       -------------       ------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    3,435,699           4,232,905          3,841,548
       Cost of shares sold                                         (2,655,169)         (3,009,386)        (2,273,810)
                                                                 ------------       -------------       ------------

Net realized gains (losses) from
    securities transactions                                           780,530           1,223,519          1,567,738
                                                                 ------------       -------------       ------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                         51,607,926          97,647,279         41,068,104
       End of period                                               73,981,076         133,572,510         79,039,752
                                                                 ------------       -------------       ------------

Change in net unrealized appreciation/depreciation
    of investments                                                 22,373,150          35,925,231         37,971,648
                                                                 ------------       -------------       ------------

Increase (decrease) in net assets from operations                $ 22,823,710       $  36,648,995       $ 39,326,755
                                                                 ============       =============       ============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                               Venture           Federated          Putnam                MFS
                                                                Value              Value            Growth           Growth-Income
                                                               Portfolio         Portfolio         Portfolio           Portfolio
                                                             -------------      -----------      -------------       ------------
Investment income:
       Dividends and capital gains distributions             $           0      $         0      $           0       $          0
                                                             -------------      -----------      -------------       ------------
           Total investment income                                       0                0                  0                  0
                                                             -------------      -----------      -------------       ------------

Expenses:
       Mortality risk charge                                      (866,855)         (51,959)          (259,941)          (169,823)
       Guarantee death benefit charge                             (115,581)          (6,928)           (34,659)           (22,643)
       Expense risk charge                                        (337,110)         (20,206)          (101,088)           (66,042)
       Distribution expense charge                                (144,475)          (8,660)           (43,323)           (28,305)
                                                             -------------      -----------      -------------       ------------
           Total expenses                                       (1,464,021)         (87,753)          (439,011)          (286,813)
                                                             -------------      -----------      -------------       ------------

Net investment income (loss)                                    (1,464,021)         (87,753)          (439,011)          (286,813)
                                                             -------------      -----------      -------------       ------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                15,028,791        2,846,788          4,071,433          3,607,520
       Cost of shares sold                                     (10,028,050)      (2,490,202)        (2,389,660)        (3,328,586)
                                                             -------------      -----------      -------------       ------------

Net realized gains (losses) from
    securities transactions                                      5,000,741          356,586          1,681,773            278,934
                                                             -------------      -----------      -------------       ------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                     359,945,578        7,750,954        123,251,522         13,453,549
       End of period                                           411,518,053        9,346,792        159,578,591         24,196,060
                                                             -------------      -----------      -------------       ------------

Change in net unrealized appreciation/depreciation
    of investments                                              51,572,475        1,595,838         36,327,069         10,742,511
                                                             -------------      -----------      -------------       ------------

Increase (decrease) in net assets from operations            $  55,109,195      $ 1,864,671      $  37,569,831       $ 10,734,632
                                                             =============      ===========      =============       ============



                                                                 Alliance             Growth-             Asset
                                                                  Growth              Income            Allocation
                                                                 Portfolio           Portfolio           Portfolio
                                                               -------------       -------------       ------------
Investment income:
       Dividends and capital gains distributions               $           0       $           0       $          0
                                                               -------------       -------------       ------------
           Total investment income                                         0                   0                  0
                                                               -------------       -------------       ------------

Expenses:
       Mortality risk charge                                        (917,311)           (636,029)          (311,298)
       Guarantee death benefit charge                               (122,308)            (84,804)           (41,506)
       Expense risk charge                                          (356,732)           (247,345)          (121,060)
       Distribution expense charge                                  (152,886)           (106,005)           (51,883)
                                                               -------------       -------------       ------------
           Total expenses                                         (1,549,237)         (1,074,183)          (525,747)
                                                               -------------       -------------       ------------

Net investment income (loss)                                      (1,549,237)         (1,074,183)          (525,747)
                                                               -------------       -------------       ------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  19,871,142          14,264,914          7,726,352
       Cost of shares sold                                       (12,467,577)         (8,066,958)        (6,900,248)
                                                               -------------       -------------       ------------

Net realized gains (losses) from
    securities transactions                                        7,403,565           6,197,956            826,104
                                                               -------------       -------------       ------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       405,665,933         342,148,325         36,469,172
       End of period                                             509,976,061         404,713,925         51,067,302
                                                               -------------       -------------       ------------

Change in net unrealized appreciation/depreciation
    of investments                                               104,310,128          62,565,600         14,598,130
                                                               -------------       -------------       ------------

Increase (decrease) in net assets from operations              $ 110,164,456       $  67,689,373       $ 14,898,487
                                                               =============       =============       ============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                                  SunAmerica            MFS                              Worldwide
                                                                   Balanced         Total Return       Utility          High Income
                                                                  Portfolio          Portfolio         Portfolio         Portfolio
                                                                ------------       -----------       -----------       -----------
Investment income:
       Dividends and capital gains distributions                $          0       $         0       $         0       $         0
                                                                ------------       -----------       -----------       -----------
           Total investment income                                         0                 0                 0                 0
                                                                ------------       -----------       -----------       -----------

Expenses:
       Mortality risk charge                                         (77,911)          (80,375)          (23,285)          (49,911)
       Guarantee death benefit charge                                (10,388)          (10,717)           (3,105)           (6,655)
       Expense risk charge                                           (30,299)          (31,257)           (9,055)          (19,410)
       Distribution expense charge                                   (12,985)          (13,395)           (3,881)           (8,318)
                                                                ------------       -----------       -----------       -----------
           Total expenses                                           (131,583)         (135,744)          (39,326)          (84,294)
                                                                ------------       -----------       -----------       -----------

Net investment income (loss)                                        (131,583)         (135,744)          (39,326)          (84,294)
                                                                ------------       -----------       -----------       -----------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                     913,619         1,169,873           733,272         2,617,194
       Cost of shares sold                                          (699,309)       (1,082,360)         (670,933)       (2,918,634)
                                                                ------------       -----------       -----------       -----------

Net realized gains (losses) from
    securities transactions                                          214,310            87,513            62,339          (301,440)
                                                                ------------       -----------       -----------       -----------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        20,735,856         7,972,095         2,977,514        (9,308,366)
       End of period                                              28,470,222         8,620,633         2,833,180        (6,955,820)
                                                                ------------       -----------       -----------       -----------

Change in net unrealized appreciation/depreciation
    of investments                                                 7,734,366           648,538          (144,334)        2,352,546
                                                                ------------       -----------       -----------       -----------

Increase (decrease) in net assets from operations               $  7,817,093       $   600,307       $  (121,321)      $ 1,966,812
                                                                ============       ===========       ===========       ===========



                                                                  High-Yield           Global          Corporate
                                                                     Bond               Bond             Bond
                                                                   Portfolio          Portfolio        Portfolio
                                                                 ------------       -----------       -----------
Investment income:
       Dividends and capital gains distributions                 $          0       $         0       $         0
                                                                 ------------       -----------       -----------
           Total investment income                                          0                 0                 0
                                                                 ------------       -----------       -----------

Expenses:
       Mortality risk charge                                         (118,159)          (55,498)          (51,891)
       Guarantee death benefit charge                                 (15,755)           (7,400)           (6,919)
       Expense risk charge                                            (45,951)          (21,583)          (20,180)
       Distribution expense charge                                    (19,692)           (9,249)           (8,648)
                                                                 ------------       -----------       -----------
           Total expenses                                            (199,557)          (93,730)          (87,638)
                                                                 ------------       -----------       -----------

Net investment income (loss)                                         (199,557)          (93,730)          (87,638)
                                                                 ------------       -----------       -----------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    6,599,696         3,300,221         1,654,498
       Cost of shares sold                                         (6,959,450)       (3,283,040)       (1,639,504)
                                                                 ------------       -----------       -----------

Net realized gains (losses) from
    securities transactions                                          (359,754)           17,181            14,994
                                                                 ------------       -----------       -----------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        (10,141,245)          307,661           657,456
       End of period                                               (7,836,922)          256,337           581,634
                                                                 ------------       -----------       -----------

Change in net unrealized appreciation/depreciation
    of investments                                                  2,304,323           (51,324)          (75,822)
                                                                 ------------       -----------       -----------

Increase (decrease) in net assets from operations                $  1,745,012       $  (127,873)      $  (148,466)
                                                                 ============       ===========       ===========



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                               International        Emerging            Real            "Dogs" of
                                                              Growth & Income        Markets           Estate          Wall Street
                                                                 Portfolio          Portfolio         Portfolio         Portfolio
                                                              ---------------     -----------       -----------       -----------
Investment income:
       Dividends and capital gains distributions                $ 5,414,666       $         0       $         0       $         0
                                                                -----------       -----------       -----------       -----------
           Total investment income                                5,414,666                 0                 0                 0
                                                                -----------       -----------       -----------       -----------

Expenses:
       Mortality risk charge                                        (45,651)          (16,113)          (13,884)           (9,878)
       Guarantee death benefit charge                                (6,087)           (2,148)           (1,851)           (1,317)
       Expense risk charge                                          (17,753)           (6,266)           (5,399)           (3,841)
       Distribution expense charge                                   (7,609)           (2,686)           (2,314)           (1,647)
                                                                -----------       -----------       -----------       -----------
           Total expenses                                           (77,100)          (27,213)          (23,448)          (16,683)
                                                                -----------       -----------       -----------       -----------

Net investment income (loss)                                      5,337,566           (27,213)          (23,448)          (16,683)
                                                                -----------       -----------       -----------       -----------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,293,774           478,085         2,341,517         1,388,328
       Cost of shares sold                                       (1,965,680)         (383,577)       (2,915,873)       (1,504,052)
                                                                -----------       -----------       -----------       -----------

Net realized gains (losses) from
    securities transactions                                         328,094            94,508          (574,356)         (115,724)
                                                                -----------       -----------       -----------       -----------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        6,492,343         2,026,618        (5,072,116)         (853,629)
       End of period                                              3,729,182         5,781,491        (3,637,098)         (932,284)
                                                                -----------       -----------       -----------       -----------

Change in net unrealized appreciation/depreciation
    of investments                                               (2,763,161)        3,754,873         1,435,018           (78,655)
                                                                -----------       -----------       -----------       -----------

Increase (decrease) in net assets from operations               $ 2,902,499       $ 3,822,168       $   837,214       $  (211,062)
                                                                ===========       ===========       ===========       ===========



                                                                     MFS              Cash
                                                               Mid-Cap Growth      Management
                                                                  Portfolio         Portfolio             TOTAL
                                                                -----------       ------------       ---------------
Investment income:
       Dividends and capital gains distributions                $   243,178       $          0       $     5,657,844
                                                                -----------       ------------       ---------------
           Total investment income                                  243,178                  0       $     5,657,844
                                                                -----------       ------------       ---------------

Expenses:
       Mortality risk charge                                        (10,887)          (155,421)      $    (5,562,309)
       Guarantee death benefit charge                                (1,452)           (20,723)      $      (741,643)
       Expense risk charge                                           (4,234)           (60,442)      $    (2,163,119)
       Distribution expense charge                                   (1,814)           (25,903)      $      (927,050)
                                                                -----------       ------------       ---------------
           Total expenses                                           (18,387)          (262,489)      $    (9,394,121)
                                                                -----------       ------------       ---------------

Net investment income (loss)                                        224,791           (262,489)      $    (3,736,277)
                                                                -----------       ------------       ---------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    711,716         40,469,283       $   190,325,889
       Cost of shares sold                                         (600,641)       (40,211,359)      $  (152,309,486)
                                                                -----------       ------------       ---------------

Net realized gains (losses) from
    securities transactions                                         111,075            257,924       $    38,016,403
                                                                -----------       ------------       ---------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,818,531            848,494       $ 1,783,072,805
       End of period                                              3,421,035          1,621,032       $ 2,341,987,594
                                                                -----------       ------------       ---------------

Change in net unrealized appreciation/depreciation
    of investments                                                1,602,504            772,538       $   558,914,789
                                                                -----------       ------------       ---------------

Increase (decrease) in net assets from operations               $ 1,938,370       $    767,973       $   593,194,915
                                                                ===========       ============       ===============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                                                                     Government
                                                                 Capital                             Natural             and
                                                              Appreciation         Growth           Resources       Quality Bond
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                             -------------      ------------      ------------      -------------
Investment income:
       Dividends and capital gains distributions             $  30,895,332      $ 16,818,525      $    350,468      $  8,710,684
                                                             -------------      ------------      ------------      ------------
           Total investment income                              30,895,332        16,818,525           350,468         8,710,684
                                                             -------------      ------------      ------------      ------------

Expenses:
       Mortality risk charge                                    (5,864,165)       (2,295,494)         (242,507)       (1,672,361)
       Guarantee death benefit charge                             (781,889)         (306,066)          (32,334)         (222,982)
       Expense risk charge                                      (2,280,509)         (892,692)          (94,308)         (650,363)
       Distribution expense charge                                (977,360)         (382,583)          (40,418)         (278,726)
                                                             -------------      ------------      ------------      ------------
           Total expenses                                       (9,903,923)       (3,876,835)         (409,567)       (2,824,432)
                                                             -------------      ------------      ------------      ------------

Net investment income (loss)                                    20,991,409        12,941,690           (59,099)        5,886,252
                                                             -------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               416,000,167        93,043,456        13,384,222        82,033,697
       Cost of shares sold                                    (322,224,584)      (69,019,381)      (14,878,686)      (81,795,065)
                                                             -------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                     93,775,583        24,024,075        (1,494,464)          238,632
                                                             -------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      64,370,940        49,943,366        (7,380,859)        5,122,431
       End of period                                           229,305,448        62,417,710          (956,038)       (5,163,869)
                                                             -------------      ------------      ------------      ------------

Change in net unrealized appreciation/depreciation
    of investments                                             164,934,508        12,474,344         6,424,821       (10,286,300)
                                                             -------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations            $ 279,701,500      $ 49,440,109      $  4,871,258      $ (4,161,416)
                                                             =============      ============      ============      ============


                                                                International
                                                                 Diversified          Global           Aggressive
                                                                  Equities           Equities            Growth
                                                                  Portfolio          Portfolio          Portfolio
                                                                -------------      ------------       ------------
Investment income:
       Dividends and capital gains distributions                $  4,871,466       $ 27,653,769       $  8,704,886
                                                                ------------       ------------       ------------
           Total investment income                                 4,871,466         27,653,769          8,704,886
                                                                ------------       ------------       ------------

Expenses:
       Mortality risk charge                                      (2,156,349)        (3,141,788)          (942,788)
       Guarantee death benefit charge                               (287,513)          (418,905)          (125,705)
       Expense risk charge                                          (838,580)        (1,221,806)          (366,640)
       Distribution expense charge                                  (359,392)          (523,631)          (157,131)
                                                                ------------       ------------       ------------
           Total expenses                                         (3,641,834)        (5,306,130)        (1,592,264)
                                                                ------------       ------------       ------------

Net investment income (loss)                                       1,229,632         22,347,639          7,112,622
                                                                ------------       ------------       ------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  76,454,601         82,231,522         41,325,768
       Cost of shares sold                                       (64,825,634)       (63,558,378)       (31,176,448)
                                                                ------------       ------------       ------------

Net realized gains (losses) from
    securities transactions                                       11,628,967         18,673,144         10,149,320
                                                                ------------       ------------       ------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        32,593,624         58,184,659         10,837,901
       End of period                                              51,607,926         97,647,279         41,068,104
                                                                ------------       ------------       ------------

Change in net unrealized appreciation/depreciation
    of investments                                                19,014,302         39,462,620         30,230,203
                                                                ------------       ------------       ------------

Increase (decrease) in net assets from operations               $ 31,872,901       $ 80,483,403       $ 47,492,145
                                                                ============       ============       ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                                                                         MFS
                                                               Venture            Federated         Putnam             Growth-
                                                                Value               Value           Growth              Income
                                                              Portfolio           Portfolio        Portfolio          Portfolio
                                                            -------------       ------------     -------------       ------------
Investment income:
       Dividends and capital gains distributions            $  48,202,197       $  3,287,079     $  10,199,913       $ 50,546,053
                                                            -------------       ------------     -------------       ------------
           Total investment income                             48,202,197          3,287,079        10,199,913         50,546,053
                                                            -------------       ------------     -------------       ------------

Expenses:
       Mortality risk charge                                  (10,161,162)          (649,273)       (2,779,137)        (2,059,281)
       Guarantee death benefit charge                          (1,354,822)           (86,570)         (370,551)          (274,570)
       Expense risk charge                                     (3,951,563)          (252,495)       (1,080,775)          (800,831)
       Distribution expense charge                             (1,693,527)          (108,212)         (463,190)          (343,214)
                                                            -------------       ------------     -------------       ------------
           Total expenses                                     (17,161,074)        (1,096,550)       (4,693,653)        (3,477,896)
                                                            -------------       ------------     -------------       ------------

Net investment income (loss)                                   31,041,123          2,190,529         5,506,260         47,068,157
                                                            -------------       ------------     -------------       ------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                              166,418,185         25,260,758        50,159,371         27,405,771
       Cost of shares sold                                   (110,903,240)       (20,491,173)      (32,767,842)       (21,450,750)
                                                            -------------       ------------     -------------       ------------

Net realized gains (losses) from
    securities transactions                                    55,514,945          4,769,585        17,391,529          5,955,021
                                                            -------------       ------------     -------------       ------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                    304,053,517         12,631,782        74,627,124         44,832,654
       End of period                                          359,945,578          7,750,954       123,251,522         13,453,549
                                                            -------------       ------------     -------------       ------------

Change in net unrealized appreciation/depreciation
    of investments                                             55,892,061         (4,880,828)       48,624,398        (31,379,105)
                                                            -------------       ------------     -------------       ------------

Increase (decrease) in net assets from operations           $ 142,448,129       $  2,079,286     $  71,522,187       $ 21,644,073
                                                            =============       ============     =============       ============


                                                                       Alliance              Growth-             Asset
                                                                        Growth               Income             Allocation
                                                                       Portfolio            Portfolio           Portfolio
                                                                     -------------       -------------       -------------
Investment income:
       Dividends and capital gains distributions                     $  92,381,887       $  40,335,122       $  34,616,957
                                                                     -------------       -------------       -------------
           Total investment income                                      92,381,887          40,335,122          34,616,957
                                                                     -------------       -------------       -------------

Expenses:
       Mortality risk charge                                            (9,567,339)         (6,855,566)         (3,934,089)
       Guarantee death benefit charge                                   (1,275,646)           (914,076)           (524,546)
       Expense risk charge                                              (3,720,632)         (2,666,054)         (1,529,924)
       Distribution expense charge                                      (1,594,556)         (1,142,594)           (655,681)
                                                                     -------------       -------------       -------------
           Total expenses                                              (16,158,173)        (11,578,290)         (6,644,240)
                                                                     -------------       -------------       -------------

Net investment income (loss)                                            76,223,714          28,756,832          27,972,717
                                                                     -------------       -------------       -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                       212,407,437         108,943,434         101,175,283
       Cost of shares sold                                            (133,095,002)        (63,588,625)        (88,471,004)
                                                                     -------------       -------------       -------------

Net realized gains (losses) from
    securities transactions                                             79,312,435          45,354,809          12,704,279
                                                                     -------------       -------------       -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                             265,639,874         229,663,206          56,280,516
       End of period                                                   405,665,933         342,148,325          36,469,172
                                                                     -------------       -------------       -------------

Change in net unrealized appreciation/depreciation
    of investments                                                     140,026,059         112,485,119         (19,811,344)
                                                                     -------------       -------------       -------------

Increase (decrease) in net assets from operations                    $ 295,562,208       $ 186,596,760       $  20,865,652
                                                                     =============       =============       =============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                SunAmerica           MFS                               Worldwide
                                                                 Balanced        Total Return         Utility         High Income
                                                                 Portfolio        Portfolio          Portfolio         Portfolio
                                                                -----------      ------------       -----------       ------------
Investment income:
       Dividends and capital gains distributions                $ 1,781,703       $13,630,383       $ 1,816,448       $  7,360,805
                                                                -----------       -----------       -----------       ------------
           Total investment income                                1,781,703        13,630,383         1,816,448          7,360,805
                                                                -----------       -----------       -----------       ------------
Expenses:
       Mortality risk charge                                       (787,026)         (953,112)         (286,089)          (588,620)
       Guarantee death benefit charge                              (104,937)         (127,082)          (38,146)           (78,483)
       Expense risk charge                                         (306,066)         (370,655)         (111,257)          (228,908)
       Distribution expense charge                                 (131,171)         (158,852)          (47,681)           (98,103)
                                                                -----------       -----------       -----------       ------------
           Total expenses                                        (1,329,200)       (1,609,701)         (483,173)          (994,114)
                                                                -----------       -----------       -----------       ------------
Net investment income (loss)                                        452,503        12,020,682         1,333,275          6,366,691
                                                                -----------       -----------       -----------       ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  9,268,989         8,581,556         5,656,988         27,396,061
       Cost of shares sold                                       (7,487,889)       (7,258,349)       (4,446,450)       (32,192,984)
                                                                -----------       -----------       -----------       ------------
Net realized gains (losses) from
    securities transactions                                       1,781,100         1,323,207         1,210,538         (4,796,923)
                                                                -----------       -----------       -----------       ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       10,542,332        14,640,479         4,233,766        (14,945,783)
       End of period                                             20,735,856         7,972,095         2,977,514         (9,308,366)
                                                                -----------       -----------       -----------       ------------
Change in net unrealized appreciation/depreciation
    of investments                                               10,193,524        (6,668,384)       (1,256,252)         5,637,417
                                                                -----------       -----------       -----------       ------------
Increase (decrease) in net assets from operations               $12,427,127       $ 6,675,505       $ 1,287,561       $  7,207,185
                                                                ===========       ===========       ===========       ============


                                                                 High-Yield          Global            Corporate
                                                                    Bond              Bond               Bond
                                                                 Portfolio          Portfolio          Portfolio
                                                                ------------       ------------       ------------
Investment income:
       Dividends and capital gains distributions                $ 16,311,519       $  5,893,681       $  3,324,052
                                                                ------------       ------------       ------------
           Total investment income                                16,311,519          5,893,681          3,324,052
                                                                ------------       ------------       ------------
Expenses:
       Mortality risk charge                                      (1,540,492)          (726,944)          (671,089)
       Guarantee death benefit charge                               (205,398)           (96,925)           (89,479)
       Expense risk charge                                          (599,080)          (282,700)          (260,979)
       Distribution expense charge                                  (256,749)          (121,158)          (111,848)
                                                                ------------       ------------       ------------
           Total expenses                                         (2,601,719)        (1,227,727)        (1,133,395)
                                                                ------------       ------------       ------------
Net investment income (loss)                                      13,709,800          4,665,954          2,190,657
                                                                ------------       ------------       ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  74,420,448         16,048,945         16,550,881
       Cost of shares sold                                       (74,749,763)       (15,139,092)       (15,823,499)
                                                                ------------       ------------       ------------
Net realized gains (losses) from
    securities transactions                                         (329,315)           909,853            727,382
                                                                ------------       ------------       ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        (2,564,692)         7,530,038          5,687,470
       End of period                                             (10,141,245)           307,661            657,456
                                                                ------------       ------------       ------------
Change in net unrealized appreciation/depreciation
    of investments                                                (7,576,553)        (7,222,377)        (5,030,014)
                                                                ------------       ------------       ------------
Increase (decrease) in net assets from operations               $  5,803,932       $ (1,646,570)      $ (2,111,975)
                                                                ============       ============       ============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                International       Emerging            Real            "Dogs" of
                                                               Growth & Income       Markets           Estate          Wall Street
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                               ---------------     -----------       -----------       -----------
Investment income:
       Dividends and capital gains distributions                $  1,014,919       $    17,523       $   732,207       $   485,004
                                                                ------------       -----------       -----------       -----------
           Total investment income                                 1,014,919            17,523           732,207           485,004
                                                                ------------       -----------       -----------       -----------
Expenses:
       Mortality risk charge                                        (414,503)         (105,388)         (197,836)         (139,078)
       Guarantee death benefit charge                                (55,267)          (14,051)          (26,378)          (18,544)
       Expense risk charge                                          (161,195)          (40,984)          (76,936)          (54,086)
       Distribution expense charge                                   (69,084)          (17,565)          (32,973)          (23,180)
                                                                ------------       -----------       -----------       -----------
           Total expenses                                           (700,049)         (177,988)         (334,123)         (234,888)
                                                                ------------       -----------       -----------       -----------
Net investment income (loss)                                         314,870          (160,465)          398,084           250,116
                                                                ------------       -----------       -----------       -----------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  17,350,760         9,393,483         8,736,384         4,700,679
       Cost of shares sold                                       (15,607,265)       (9,683,172)       (9,925,459)       (4,608,608)
                                                                ------------       -----------       -----------       -----------
Net realized gains (losses) from
    securities transactions                                        1,743,495          (289,689)       (1,189,075)           92,071
                                                                ------------       -----------       -----------       -----------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                           946,922        (2,543,275)       (2,857,432)          332,861
       End of period                                               6,492,343         2,026,618        (5,072,116)         (853,629)
                                                                ------------       -----------       -----------       -----------
Change in net unrealized appreciation/depreciation
    of investments                                                 5,545,421         4,569,893        (2,214,684)       (1,186,490)
                                                                ------------       -----------       -----------       -----------
Increase (decrease) in net assets from operations               $  7,603,786       $ 4,119,739       $(3,005,675)      $  (844,303)
                                                                ============       ===========       ===========       ===========


                                                                      MFS                Cash
                                                                 Mid-Cap Growth       Management
                                                                    Portfolio          Portfolio              TOTAL
                                                                 --------------      -------------       ---------------
Investment income:
       Dividends and capital gains distributions                   $         0       $   6,360,082       $   436,302,664
                                                                   -----------       -------------       ---------------
           Total investment income                                           0           6,360,082       $   436,302,664
                                                                   -----------       -------------       ---------------
Expenses:
       Mortality risk charge                                           (26,858)         (1,851,392)          (60,609,726)
       Guarantee death benefit charge                                   (3,582)           (246,852)           (8,081,299)
       Expense risk charge                                             (10,445)           (719,986)          (23,570,449)
       Distribution expense charge                                      (4,476)           (308,565)          (10,101,620)
                                                                   -----------       -------------       ---------------
           Total expenses                                              (45,361)         (3,126,795)         (102,363,094)
                                                                   -----------       -------------       ---------------
Net investment income (loss)                                           (45,361)          3,233,287           333,939,570
                                                                   -----------       -------------       ---------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                     2,015,564         769,540,901         2,465,905,311
       Cost of shares sold                                          (1,852,668)       (765,723,903)       (2,082,744,913)
                                                                   -----------       -------------       ---------------
Net realized gains (losses) from
    securities transactions                                            162,896           3,816,998           383,160,398
                                                                   -----------       -------------       ---------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                                   0           1,539,243         1,223,942,664
       End of period                                                 1,818,531             848,494         1,783,072,805
                                                                   -----------       -------------       ---------------
Change in net unrealized appreciation/depreciation
    of investments                                                   1,818,531            (690,749)          559,130,141
                                                                   -----------       -------------       ---------------
Increase (decrease) in net assets from operations                  $ 1,936,066       $   6,359,536       $ 1,276,230,109
                                                                   ===========       =============       ===============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999

                                                                                                                  Government
                                                            Capital                               Natural            and
                                                          Appreciation         Growth            Resources        Quality Bond
                                                           Portfolio          Portfolio          Portfolio         Portfolio
                                                          ------------       ------------       -----------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                       $ (1,118,005)      $   (360,256)      $   (34,062)      $   (215,485)
       Net realized gains (losses) from
           securities transactions                          10,992,729          2,061,528           (15,239)          (176,725)
       Change in net unrealized appreciation/
           depreciation of investments                     137,885,745         23,836,964         2,501,098           (782,208)
                                                          ------------       ------------       -----------       ------------
           Increase (decrease) in net assets from
               operations                                  147,760,469         25,538,236         2,451,797         (1,174,418)
                                                          ------------       ------------       -----------       ------------
From capital transactions:
       Net proceeds from units sold                            645,733            168,532            14,212             67,672
       Cost of units redeemed                               (6,828,718)        (2,334,906)         (207,435)        (1,413,578)
       Net transfers                                         1,189,243            264,111          (545,569)        (2,696,989)
                                                          ------------       ------------       -----------       ------------
           Increase (decrease) in net assets
               from capital transactions                    (4,993,742)        (1,902,263)         (738,792)        (4,042,895)
                                                          ------------       ------------       -----------       ------------
Increase (decrease) in net assets                          142,766,727         23,635,973         1,713,005         (5,217,313)
Net assets at beginning of period                          796,823,703        265,904,443       $26,017,310        168,698,496
                                                          ------------       ------------       -----------       ------------
Net assets at end of period                               $939,590,430       $289,540,416       $27,730,315       $163,481,183
                                                          ============       ============       ===========       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                               16,470              5,496             1,203              5,091
       Units redeemed                                         (172,798)           (74,650)          (17,466)          (105,935)
       Units transferred                                        22,815              6,007           (48,108)          (202,258)
                                                            ----------          ---------         ---------         ----------
Increase (decrease) in units outstanding                      (133,513)           (63,147)          (64,371)          (303,102)
Beginning units                                             21,898,142          8,941,621         2,283,074         12,612,572
                                                          ------------       ------------       -----------       ------------
Ending units                                                21,764,629          8,878,474         2,218,703         12,309,470
                                                          ============       ============       ===========       ============


                                                          International
                                                          Diversified          Global            Aggressive
                                                            Equities          Equities            Growth
                                                           Portfolio          Portfolio          Portfolio
                                                          -------------      ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                       $   (329,970)      $   (499,755)      $   (212,631)
       Net realized gains (losses) from
           securities transactions                             780,530          1,223,519          1,567,738
       Change in net unrealized appreciation/
           depreciation of investments                      22,373,150         35,925,231         37,971,648
                                                          ------------       ------------       ------------
           Increase (decrease) in net assets from
               operations                                   22,823,710         36,648,995         39,326,755
                                                          ------------       ------------       ------------
From capital transactions:
       Net proceeds from units sold                            175,621            188,004            240,362
       Cost of units redeemed                               (1,778,151)        (2,909,963)        (1,777,418)
       Net transfers                                          (994,260)         6,108,025          4,014,771
                                                          ------------       ------------       ------------
           Increase (decrease) in net assets
               from capital transactions                    (2,596,790)         3,386,066          2,477,715
                                                          ------------       ------------       ------------
Increase (decrease) in net assets                           20,226,920         40,035,061         41,804,470
Net assets at beginning of period                          248,953,254        368,258,540        139,879,173
                                                          ------------       ------------       ------------
Net assets at end of period                               $269,180,174       $408,293,601       $181,683,643
                                                          ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                               10,712              7,445             10,934
       Units redeemed                                         (110,959)          (116,440)           (82,429)
       Units transferred                                       (65,218)           254,902            193,512
                                                             ----------         ----------          ---------
Increase (decrease) in units outstanding                      (165,465)           145,907            122,017
Beginning units                                             16,071,377         15,218,999          7,354,489
                                                          ------------       ------------       ------------
Ending units                                                15,905,912         15,364,906          7,476,506
                                                          ============       ============       ============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                               Venture           Federated          Putnam               MFS
                                                                Value              Value            Growth          Growth-Income
                                                              Portfolio          Portfolio         Portfolio          Portfolio
                                                           --------------       -----------       ------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                        $   (1,464,021)      $   (87,753)      $   (439,011)      $   (286,813)
       Net realized gains (losses) from
           securities transactions                              5,000,741           356,586          1,681,773            278,934
       Change in net unrealized appreciation/
           depreciation of investments                         51,572,475         1,595,838         36,327,069         10,742,511
                                                           --------------       -----------       ------------       ------------
           Increase (decrease) in net assets from
               operations                                      55,109,195         1,864,671         37,569,831         10,734,632
                                                           --------------       -----------       ------------       ------------
From capital transactions:
       Net proceeds from units sold                               908,831            63,030            217,222            188,337
       Cost of units redeemed                                  (8,057,697)         (229,038)        (2,869,130)        (1,826,934)
       Net transfers                                           (2,199,714)       (2,557,641)          (815,972)        (1,190,351)
                                                           --------------       -----------       ------------       ------------
           Increase (decrease) in net assets
               from capital transactions                       (9,348,580)       (2,723,649)        (3,467,880)        (2,828,948)
                                                           --------------       -----------       ------------       ------------
Increase (decrease) in net assets                              45,760,615          (858,978)        34,101,951          7,905,684
Net assets at beginning of period                           1,120,389,245        68,422,827        323,309,383        219,305,264
                                                           --------------       -----------       ------------       ------------
Net assets at end of period                                $1,166,149,860       $67,563,849       $357,411,334       $227,210,948
                                                           ==============       ===========       ============       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                  33,865             3,829              7,231              8,205
       Units redeemed                                            (298,552)          (13,933)           (95,903)           (79,644)
       Units transferred                                          (85,037)         (153,485)           (27,496)           (52,704)
                                                           --------------       -----------       ------------       ------------
Increase (decrease) in units outstanding                         (349,724)         (163,589)          (116,168)          (124,143)
Beginning units                                                42,175,145         4,164,599         11,402,199          9,723,097
                                                           --------------       -----------       ------------       ------------
Ending units                                                   41,825,421         4,001,010         11,286,031          9,598,954
                                                           ==============       ===========       ============       ============


                                                             Alliance              Growth-            Asset
                                                              Growth               Income           Allocation
                                                             Portfolio            Portfolio         Portfolio
                                                           --------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                        $   (1,549,237)      $ (1,074,183)      $   (525,747)
       Net realized gains (losses) from
           securities transactions                              7,403,565          6,197,956            826,104
       Change in net unrealized appreciation/
           depreciation of investments                        104,310,128         62,565,600         14,598,130
                                                           --------------       ------------       ------------
           Increase (decrease) in net assets from
               operations                                     110,164,456         67,689,373         14,898,487
                                                           --------------       ------------       ------------
From capital transactions:
       Net proceeds from units sold                             1,196,859            625,321            257,791
       Cost of units redeemed                                 (10,529,451)        (5,924,212)        (3,050,623)
       Net transfers                                           (5,948,124)        (7,604,951)        (3,256,189)
                                                           --------------       ------------       ------------
           Increase (decrease) in net assets
               from capital transactions                      (15,280,716)       (12,903,842)        (6,049,021)
                                                           --------------       ------------       ------------
Increase (decrease) in net assets                              94,883,740         54,785,531          8,849,466
Net assets at beginning of period                           1,158,835,058        810,926,844        402,591,694
                                                           --------------       ------------       ------------
Net assets at end of period                                $1,253,718,798       $865,712,375       $411,441,160
                                                           ==============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                  26,059             18,277             13,156
       Units redeemed                                            (228,779)          (172,961)          (157,011)
       Units transferred                                         (132,171)          (227,610)          (168,574)
                                                           --------------       ------------       ------------
Increase (decrease) in units outstanding                         (334,891)          (382,294)          (312,429)
Beginning units                                                26,154,552         24,491,425         21,080,060
                                                           --------------       ------------       ------------
Ending units                                                   25,819,661         24,109,131         20,767,631
                                                           ==============       ============       ============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                        SunAmerica            MFS                               Worldwide
                                                         Balanced         Total Return         Utility         High Income
                                                        Portfolio          Portfolio          Portfolio         Portfolio
                                                       ------------       ------------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                    $   (131,583)      $   (135,744)      $   (39,326)      $   (84,294)
       Net realized gains (losses) from
           securities transactions                          214,310             87,513            62,339          (301,440)
       Change in net unrealized appreciation/
           depreciation of investments                    7,734,366            648,538          (144,334)        2,352,546
                                                       ------------       ------------       -----------       -----------
           Increase (decrease) in net assets from
               operations                                 7,817,093            600,307          (121,321)        1,966,812
                                                       ------------       ------------       -----------       -----------
From capital transactions:
       Net proceeds from units sold                          61,284             53,562            14,220            84,021
       Cost of units redeemed                              (666,756)          (525,016)         (216,605)         (473,027)
       Net transfers                                        848,525            294,375          (125,921)       (1,547,443)
                                                       ------------       ------------       -----------       -----------
           Increase (decrease) in net assets
               from capital transactions                    243,053           (177,079)         (328,306)       (1,936,449)
                                                       ------------       ------------       -----------       -----------
Increase (decrease) in net assets                         8,060,146            423,228          (449,627)           30,363
Net assets at beginning of period                        97,578,312        105,781,567        31,029,076        64,487,527
                                                       ------------       ------------       -----------       -----------
Net assets at end of period                            $105,638,458       $106,204,795       $30,579,449       $64,517,890
                                                       ============       ============       ===========       ===========

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                             3,262              2,885             1,017             5,388
       Units redeemed                                       (35,312)           (28,434)          (14,462)          (30,539)
       Units transferred                                     44,291             15,662            (8,683)          (98,947)
                                                       ------------       ------------       -----------       -----------
Increase (decrease) in units outstanding                     12,241             (9,887)          (22,128)         (124,098)
Beginning units                                           5,352,344          5,719,070         2,046,427         4,234,687
                                                       ------------       ------------       -----------       -----------
Ending units                                              5,364,585          5,709,183         2,024,299         4,110,589
                                                       ============       ============       ===========       ===========


                                                         High-Yield          Global           Corporate
                                                            Bond              Bond              Bond
                                                         Portfolio          Portfolio         Portfolio
                                                        ------------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                     $   (199,557)      $   (93,730)      $   (87,638)
       Net realized gains (losses) from
           securities transactions                          (359,754)           17,181            14,994
       Change in net unrealized appreciation/
           depreciation of investments                     2,304,323           (51,324)          (75,822)
                                                        ------------       -----------       -----------
           Increase (decrease) in net assets from
               operations                                  1,745,012          (127,873)         (148,466)
                                                        ------------       -----------       -----------
From capital transactions:
       Net proceeds from units sold                           49,932            49,237            25,995
       Cost of units redeemed                             (2,238,184)         (549,438)         (816,017)
       Net transfers                                      (2,047,153)       (2,706,290)         (663,131)
                                                        ------------       -----------       -----------
           Increase (decrease) in net assets
               from capital transactions                  (4,235,405)       (3,206,491)       (1,453,153)
                                                        ------------       -----------       -----------
Increase (decrease) in net assets                         (2,490,393)       (3,334,364)       (1,601,619)
Net assets at beginning of period                        154,901,570        73,384,217        68,299,158
                                                        ------------       -----------       -----------
Net assets at end of period                             $152,411,177       $70,049,853       $66,697,539
                                                        ============       ===========       ===========

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                              3,367             3,492             2,022
       Units redeemed                                       (151,008)          (38,915)          (63,859)
       Units transferred                                    (137,405)         (191,804)          (51,957)
                                                        ------------       -----------       -----------
Increase (decrease) in units outstanding                    (285,046)         (227,227)         (113,794)
Beginning units                                           10,532,444         5,199,731         5,339,302
                                                        ------------       -----------       -----------
Ending units                                              10,247,398         4,972,504         5,225,508
                                                        ============       ===========       ===========

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                      International       Emerging            Real            "Dogs" of
                                                     Growth & Income       Markets           Estate          Wall Street
                                                        Portfolio         Portfolio         Portfolio         Portfolio
                                                     ---------------     -----------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                    $ 5,337,566       $   (27,213)      $   (23,448)      $   (16,683)
       Net realized gains (losses) from
           securities transactions                         328,094            94,508          (574,356)         (115,724)
       Change in net unrealized appreciation/
           depreciation of investments                  (2,763,161)        3,754,873         1,435,018           (78,655)
                                                       -----------       -----------       -----------       -----------
           Increase (decrease) in net assets from
               operations                                2,902,499         3,822,168           837,214          (211,062)
                                                       -----------       -----------       -----------       -----------
From capital transactions:
       Net proceeds from units sold                        125,189            76,789            13,467             5,059
       Cost of units redeemed                             (492,542)          (97,098)          (93,683)         (126,296)
       Net transfers                                       537,368         3,833,637        (1,881,013)       (1,133,030)
                                                       -----------       -----------       -----------       -----------
           Increase (decrease) in net assets
               from capital transactions                   170,015         3,813,328        (1,961,229)       (1,254,267)
                                                       -----------       -----------       -----------       -----------
Increase (decrease) in net assets                        3,072,514         7,635,496        (1,124,015)       (1,465,329)
Net assets at beginning of period                       57,725,484        17,590,018        18,358,838        13,772,935
                                                       -----------       -----------       -----------       -----------
Net assets at end of period                            $60,797,998       $25,225,514       $17,234,823       $12,307,606
                                                       ===========       ===========       ===========       ===========

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                            9,089             8,054             1,615               565
       Units redeemed                                      (35,519)          (10,012)          (11,015)          (14,061)
       Units transferred                                    38,751           387,077          (215,616)         (126,948)
                                                       -----------       -----------       -----------       -----------
Increase (decrease) in units outstanding                    12,321           385,119          (225,016)         (140,444)
Beginning units                                          4,307,535         1,956,342         2,159,442         1,509,434
                                                       -----------       -----------       -----------       -----------
Ending units                                             4,319,856         2,341,461         1,934,426         1,368,990
                                                       ===========       ===========       ===========       ===========


                                                           MFS              Cash
                                                      Mid-Cap Growth     Management
                                                        Portfolio         Portfolio             TOTAL
                                                      --------------     ------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                    $   224,791       $   (262,489)      $   (3,736,277)
       Net realized gains (losses) from
           securities transactions                         111,075            257,924       $   38,016,403
       Change in net unrealized appreciation/
           depreciation of investments                   1,602,504            772,538       $  558,914,789
                                                       -----------       ------------       --------------
           Increase (decrease) in net assets from
               operations                                1,938,370            767,973       $  593,194,915
                                                       -----------       ------------       --------------
From capital transactions:
       Net proceeds from units sold                        147,606            594,664       $    6,258,552
       Cost of units redeemed                              (63,808)        (5,614,682)      $  (61,710,406)
       Net transfers                                     3,029,286         17,007,021       $     (787,379)
                                                       -----------       ------------       --------------
           Increase (decrease) in net assets
               from capital transactions                 3,113,084         11,987,003       $  (56,239,233)
                                                       -----------       ------------       --------------
Increase (decrease) in net assets                        5,051,454         12,754,976       $  536,955,682
Net assets at beginning of period                       12,378,010        190,553,990       $7,024,155,936
                                                       -----------       ------------       --------------
Net assets at end of period                            $17,429,464       $203,308,966       $7,561,111,618
                                                       ===========       ============       ==============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                            9,616             48,726       $      267,071
       Units redeemed                                       (4,207)          (459,121)      $   (2,623,924)
       Units transferred                                   193,716          1,392,823       $      555,535
                                                       -----------       ------------       --------------
Increase (decrease) in units outstanding                   199,125            982,428       $   (1,801,318)
Beginning units                                            869,761         15,616,078       $  288,413,948
                                                       -----------       ------------       --------------
Ending units                                             1,068,886         16,598,506       $  286,612,630
                                                       ===========       ============       ==============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999

                                                                                                                Government
                                                          Capital                              Natural             and
                                                       Appreciation         Growth            Resources        Quality Bond
                                                         Portfolio         Portfolio          Portfolio         Portfolio
                                                       ------------       ------------        ----------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                    $ 20,991,409       $ 12,941,690       $   (59,099)      $  5,886,252
       Net realized gains (losses) from
           securities transactions                       93,775,583         24,024,075        (1,494,464)           238,632
       Change in net unrealized appreciation/
           depreciation of investments                  164,934,508         12,474,344         6,424,821        (10,286,300)
                                                       ------------       ------------        ----------       ------------
           Increase (decrease) in net assets from
               operations                               279,701,500         49,440,109         4,871,258         (4,161,416)
                                                       ------------       ------------        ----------       ------------
From capital transactions:
       Net proceeds from units sold                      10,114,146          3,573,955           369,266          2,759,677
       Cost of units redeemed                           (49,855,703)       (18,274,614)       (2,127,032)       (17,887,222)
       Net transfers                                    (14,109,346)        (9,002,244)       (1,332,153)        (4,337,778)
                                                       ------------       ------------        ----------       ------------
           Increase (decrease) in net assets
               from capital transactions                (53,850,903)       (23,702,903)       (3,089,919)       (19,465,323)
                                                       ------------       ------------        ----------       ------------
Increase (decrease) in net assets                       225,850,597         25,737,206         1,781,339        (23,626,739)
Net assets at beginning of period                       570,973,106        240,167,237       $24,235,971        192,325,235
                                                       ------------       ------------        ----------       ------------
Net assets at end of period                            $796,823,703       $265,904,443        26,017,310       $168,698,496
                                                       ============       ============        ==========       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                           346,059            129,800            35,101            203,073
       Units redeemed                                    (1,685,878)          (661,152)         (202,601)        (1,326,455)
       Units transferred                                   (830,596)          (365,165)         (154,700)          (340,865)
                                                       ------------       ------------        ----------       ------------
Increase (decrease) in units outstanding                 (2,170,415)          (896,517)         (322,200)        (1,464,247)
Beginning units                                          24,068,557          9,838,138         2,605,274         14,076,819
                                                       ------------       ------------        ----------       ------------
Ending units                                             21,898,142          8,941,621         2,283,074         12,612,572
                                                       ============       ============        ==========       ============


                                                      International
                                                       Diversified           Global           Aggressive
                                                        Equities            Equities            Growth
                                                        Portfolio          Portfolio           Portfolio
                                                      -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                    $  1,229,632       $ 22,347,639       $  7,112,622
       Net realized gains (losses) from
           securities transactions                       11,628,967         18,673,144         10,149,320
       Change in net unrealized appreciation/
           depreciation of investments                   19,014,302         39,462,620         30,230,203
                                                       ------------       ------------       ------------
           Increase (decrease) in net assets from
               operations                                31,872,901         80,483,403         47,492,145
                                                       ------------       ------------       ------------
From capital transactions:
       Net proceeds from units sold                       3,494,198          4,215,919          1,925,204
       Cost of units redeemed                           (15,014,651)       (29,136,117)        (7,549,939)
       Net transfers                                    (13,916,314)       (25,222,229)        14,258,360
                                                       ------------       ------------       ------------
           Increase (decrease) in net assets
               from capital transactions                (25,436,767)       (50,142,427)         8,633,625
                                                       ------------       ------------       ------------
Increase (decrease) in net assets                         6,436,134         30,340,976         56,125,770
Net assets at beginning of period                       242,517,120        337,917,564         83,753,403
                                                                                             ============
Net assets at end of period                            $248,953,254       $368,258,540       $139,879,173
                                                       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                           246,616            195,374            125,450
       Units redeemed                                    (1,060,437)        (1,358,306)          (484,606)
       Units transferred                                 (1,032,301)        (1,212,133)           654,143
                                                       ------------       ------------       ------------
Increase (decrease) in units outstanding                 (1,846,122)        (2,375,065)           294,987
Beginning units                                          17,917,499         17,594,064          7,059,502
                                                       ------------       ------------       ------------
Ending units                                             16,071,377         15,218,999          7,354,489
                                                       ============       ============       ============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                                                                    MFS
                                                           Venture           Federated          Putnam             Growth-
                                                            Value              Value            Growth             Income
                                                          Portfolio          Portfolio         Portfolio          Portfolio
                                                       --------------       -----------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                    $   31,041,123       $ 2,190,529       $  5,506,260       $ 47,068,157
       Net realized gains (losses) from
           securities transactions                         55,514,945         4,769,585         17,391,529          5,955,021
       Change in net unrealized appreciation/
           depreciation of investments                     55,892,061        (4,880,828)        48,624,398        (31,379,105)
                                                       --------------       -----------       ------------       ------------
           Increase (decrease) in net assets from
               operations                                 142,448,129         2,079,286         71,522,187         21,644,073
                                                       --------------       -----------       ------------       ------------
From capital transactions:
       Net proceeds from units sold                        16,260,872           973,482          5,140,874          3,001,560
       Cost of units redeemed                             (71,731,152)       (4,312,058)       (24,690,199)       (17,167,878)
       Net transfers                                      (42,855,774)        2,191,280          2,652,527         (1,696,574)
                                                       --------------       -----------       ------------       ------------
           Increase (decrease) in net assets
               from capital transactions                  (98,326,054)       (1,147,296)       (16,896,798)       (15,862,892)
                                                       --------------       -----------       ------------       ------------
Increase (decrease) in net assets                          44,122,075           931,990         54,625,389          5,781,181
Net assets at beginning of period                       1,076,267,170        67,490,837        268,683,994        213,524,083
                                                       --------------       -----------       ------------       ------------
Net assets at end of period                            $1,120,389,245       $68,422,827       $323,309,383       $219,305,264
                                                       ==============       ===========       ============       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                             630,938            57,266            198,857            132,518
       Units redeemed                                      (2,774,324)         (257,567)          (956,117)          (760,545)
       Units transferred                                   (1,750,898)          109,900            106,901            (83,510)
                                                       --------------       -----------       ------------       ------------
Increase (decrease) in units outstanding                   (3,894,284)          (90,401)          (650,359)          (711,537)
Beginning units                                            46,069,429         4,255,000         12,052,558         10,434,634
                                                       --------------       -----------       ------------       ------------
Ending units                                               42,175,145         4,164,599         11,402,199          9,723,097
                                                       ==============       ===========       ============       ============


                                                                       Alliance             Growth-             Asset
                                                                        Growth              Income            Allocation
                                                                       Portfolio           Portfolio           Portfolio
                                                                     --------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                                  $   76,223,714       $ 28,756,832       $ 27,972,717
       Net realized gains (losses) from
           securities transactions                                       79,312,435         45,354,809         12,704,279
       Change in net unrealized appreciation/
           depreciation of investments                                  140,026,059        112,485,119        (19,811,344)
                                                                     --------------       ------------       ------------
           Increase (decrease) in net assets from operations            295,562,208        186,596,760         20,865,652
                                                                     --------------       ------------       ------------
From capital transactions:
       Net proceeds from units sold                                      22,924,041         10,762,553          4,643,699
       Cost of units redeemed                                           (76,220,215)       (58,161,418)       (32,054,010)
       Net transfers                                                     58,738,353          8,395,674        (65,372,494)
                                                                     --------------       ------------       ------------
           Increase (decrease) in net assets
               from capital transactions                                  5,442,179        (39,003,191)       (92,782,805)
                                                                     --------------       ------------       ------------
Increase (decrease) in net assets                                       301,004,387        147,593,569        (71,917,153)
Net assets at beginning of period                                       857,830,671        663,333,275        474,508,847
                                                                     --------------       ------------       ------------
Net assets at end of period                                          $1,158,835,058       $810,926,844       $402,591,694
                                                                     ==============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                           571,999            356,514            248,586
       Units redeemed                                                    (1,877,222)        (1,911,121)        (1,714,012)
       Units transferred                                                  1,313,499            244,224         (3,498,510)
                                                                     --------------       ------------       ------------
Increase (decrease) in units outstanding                                      8,276         (1,310,383)        (4,963,936)
Beginning units                                                          26,146,276         25,801,808         26,043,996
                                                                     --------------       ------------       ------------
Ending units                                                             26,154,552         24,491,425         21,080,060
                                                                     ==============       ============       ============

See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                SunAmerica          MFS                             Worldwide
                                                                 Balanced       Total Return        Utility        High Income
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                            $     452,503    $  12,020,682    $   1,333,275    $   6,366,691
       Net realized gains (losses) from
           securities transactions                                 1,781,100        1,323,207        1,210,538       (4,796,923)
       Change in net unrealized appreciation/
           depreciation of investments                            10,193,524       (6,668,384)      (1,256,252)       5,637,417
                                                               -------------    -------------    -------------    -------------

           Increase (decrease) in net assets from operations      12,427,127        6,675,505        1,287,561        7,207,185
                                                               -------------    -------------    -------------    -------------

From capital transactions:
       Net proceeds from units sold                                1,806,943        1,555,219          620,467          828,999
       Cost of units redeemed                                     (7,381,305)      (6,208,023)      (2,392,332)      (4,715,553)
       Net transfers                                              25,516,418        9,336,208          644,701      (12,983,379)
                                                               -------------    -------------    -------------    -------------

           Increase (decrease) in net assets
               from capital transactions                          19,942,056        4,683,404       (1,127,164)     (16,869,933)
                                                               -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                 32,369,183       11,358,909          160,397       (9,662,748)
Net assets at beginning of period                                 65,209,129       94,422,658       30,868,679       74,150,275
                                                               -------------    -------------    -------------    -------------
Net assets at end of period                                    $  97,578,312    $ 105,781,567    $  31,029,076    $  64,487,527
                                                               =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                    105,012           83,583           42,141           59,012
       Units redeemed                                               (425,865)        (334,588)        (159,599)        (334,490)
       Units transferred                                           1,493,652          504,425           43,398         (953,424)
                                                               -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding                           1,172,799          253,420          (74,060)      (1,228,902)
Beginning units                                                    4,179,545        5,465,650        2,120,487        5,463,589
                                                               -------------    -------------    -------------    -------------

Ending units                                                       5,352,344        5,719,070        2,046,427        4,234,687
                                                               =============    =============    =============    =============


                                                                High-Yield          Global         Corporate
                                                                   Bond              Bond             Bond
                                                                 Portfolio         Portfolio        Portfolio
                                                                -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                             $  13,709,800    $   4,665,954    $   2,190,657
       Net realized gains (losses) from
           securities transactions                                   (329,315)         909,853          727,382
       Change in net unrealized appreciation/
           depreciation of investments                             (7,576,553)      (7,222,377)      (5,030,014)
                                                                -------------    -------------    -------------

           Increase (decrease) in net assets from operations        5,803,932       (1,646,570)      (2,111,975)
                                                                -------------    -------------    -------------

From capital transactions:
       Net proceeds from units sold                                 2,470,743        1,193,631        1,460,618
       Cost of units redeemed                                     (17,522,452)      (7,005,153)      (6,784,418)
       Net transfers                                              (15,414,722)      (4,227,245)      (1,818,857)
                                                                -------------    -------------    -------------

           Increase (decrease) in net assets
               from capital transactions                          (30,466,431)     (10,038,767)      (7,142,657)
                                                                -------------    -------------    -------------

Increase (decrease) in net assets                                 (24,662,499)     (11,685,337)      (9,254,632)
Net assets at beginning of period                                 179,564,069       85,069,554       77,553,790
                                                                -------------    -------------    -------------
Net assets at end of period                                     $ 154,901,570    $  73,384,217    $  68,299,158
                                                                =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                     168,864           82,953          112,246
       Units redeemed                                              (1,197,293)        (490,303)        (524,059)
       Units transferred                                           (1,036,210)        (299,675)        (145,356)
                                                                -------------    -------------    -------------

Increase (decrease) in units outstanding                           (2,064,639)        (707,025)        (557,169)
Beginning units                                                    12,597,083        5,906,756        5,896,471
                                                                -------------    -------------    -------------

Ending units                                                       10,532,444        5,199,731        5,339,302
                                                                =============    =============    =============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                               International       Emerging            Real            "Dogs" of
                                                              Growth & Income       Markets           Estate          Wall Street
                                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                           $       314,870   $      (160,465)  $       398,084   $       250,116
       Net realized gains (losses) from
           securities transactions                                  1,743,495          (289,689)       (1,189,075)           92,071
       Change in net unrealized appreciation/
           depreciation of investments                              5,545,421         4,569,893        (2,214,684)       (1,186,490)
                                                              ---------------   ---------------   ---------------   ---------------

           Increase (decrease) in net assets from operations        7,603,786         4,119,739        (3,005,675)         (844,303)
                                                              ---------------   ---------------   ---------------   ---------------

From capital transactions:
       Net proceeds from units sold                                   928,866           299,347           537,666           511,540
       Cost of units redeemed                                      (3,136,656)       (1,095,467)       (1,204,054)         (876,411)
       Net transfers                                               15,439,574         5,969,800        (2,670,042)          901,004
                                                              ---------------   ---------------   ---------------   ---------------

           Increase (decrease) in net assets
               from capital transactions                           13,231,784         5,173,680        (3,336,430)          536,133
                                                              ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets                                  20,835,570         9,293,419        (6,342,105)         (308,170)
Net assets at beginning of period                                  36,889,914         8,296,599        24,700,943        14,081,105
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at end of period                                   $    57,725,484   $    17,590,018   $    18,358,838   $    13,772,935
                                                              ===============   ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                      72,279            38,897            55,736            53,009
       Units redeemed                                                (247,472)         (145,028)         (127,288)          (89,378)
       Units transferred                                            1,176,063           709,989          (290,175)           95,589
                                                              ---------------   ---------------   ---------------   ---------------

Increase (decrease) in units outstanding                            1,000,870           603,858          (361,727)           59,220
Beginning units                                                     3,306,665         1,352,484         2,521,169         1,450,214
                                                              ---------------   ---------------   ---------------   ---------------

Ending units                                                        4,307,535         1,956,342         2,159,442         1,509,434
                                                              ===============   ===============   ===============   ===============


                                                                    MFS               Cash
                                                              Mid-Cap Growth       Management
                                                                 Portfolio          Portfolio            TOTAL
                                                              ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                           $       (45,361)   $     3,233,287    $   333,939,570
       Net realized gains (losses) from
           securities transactions                                    162,896          3,816,998        383,160,398
       Change in net unrealized appreciation/
           depreciation of investments                              1,818,531           (690,749)       559,130,141
                                                              ---------------    ---------------    ---------------

           Increase (decrease) in net assets from operations        1,936,066          6,359,536      1,276,230,109
                                                              ---------------    ---------------    ---------------

From capital transactions:
       Net proceeds from units sold                                    93,210          6,467,290        108,933,985
       Cost of units redeemed                                        (127,030)       (65,231,554)      (547,862,616)
       Net transfers                                               10,475,764        110,869,556         50,430,068
                                                              ---------------    ---------------    ---------------

           Increase (decrease) in net assets
               from capital transactions                           10,441,944         52,105,292       (388,498,563)
                                                              ---------------    ---------------    ---------------

Increase (decrease) in net assets                                  12,378,010         58,464,828        887,731,546
Net assets at beginning of period                                           0        132,089,162      6,136,424,390
                                                              ---------------    ---------------    ---------------
Net assets at end of period                                   $    12,378,010    $   190,553,990    $ 7,024,155,936
                                                              ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                       7,927            539,762          4,899,572
       Units redeemed                                                 (10,466)        (5,426,945)       (26,543,117)
       Units transferred                                              872,300          9,343,061          4,673,626
                                                              ---------------    ---------------    ---------------

Increase (decrease) in units outstanding                              869,761          4,455,878        (16,969,919)
Beginning units                                                             0         11,160,200        305,383,867
                                                              ---------------    ---------------    ---------------

Ending units                                                          869,761         15,616,078        288,413,948
                                                              ===============    ===============    ===============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998


                                                                                                                   Government
                                                                 Capital                            Natural           and
                                                               Appreciation        Growth          Resources      Quality Bond
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                            $  36,124,250    $   9,835,043    $     191,807    $   5,469,291
       Net realized gains (losses) from
           securities transactions                                31,645,944        8,331,348       (1,982,437)       1,083,093
       Change in net unrealized appreciation/
           depreciation of investments                            (5,091,941)      21,325,642       (3,440,379)       5,726,957
                                                               -------------    -------------    -------------    -------------

           Increase (decrease) in net assets from operations      62,678,253       39,492,033       (5,231,009)      12,279,341
                                                               -------------    -------------    -------------    -------------

From capital transactions:
       Net proceeds from units sold                               17,162,536        7,123,914          948,816        5,536,298
       Cost of units redeemed                                    (35,954,314)     (13,523,791)      (1,609,838)     (10,993,988)
       Net transfers                                              (1,941,763)       9,080,349       (2,585,769)      58,359,031
                                                               -------------    -------------    -------------    -------------

           Increase (decrease) in net assets
               from capital transactions                         (20,733,541)       2,680,472       (3,246,791)      52,901,341
                                                               -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                 41,944,712       42,172,505       (8,477,800)      65,180,682
Net assets at beginning of period                                529,028,394      197,994,732       32,713,772      127,144,553
                                                               -------------    -------------    -------------    -------------
Net assets at end of period                                    $ 570,973,106    $ 240,167,237    $  24,235,972    $ 192,325,235
                                                               =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                    740,144          319,148           88,720          421,397
       Units redeemed                                             (1,562,125)        (599,961)        (153,365)        (837,252)
       Units transferred                                               1,405          371,523         (267,279)       4,445,632
                                                               -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding                            (820,576)          90,710         (331,924)       4,029,777
Beginning units                                                   24,889,133        9,747,428        2,937,198       10,047,042
                                                               -------------    -------------    -------------    -------------

Ending units                                                      24,068,557        9,838,138        2,605,274       14,076,819
                                                               =============    =============    =============    =============


                                                               International
                                                                Diversified        Global         Aggressive
                                                                 Equities         Equities          Growth
                                                                 Portfolio        Portfolio        Portfolio
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                            $   6,784,520    $  25,170,030    $  (1,201,292)
       Net realized gains (losses) from
           securities transactions                                 6,426,264        9,198,472        1,891,538
       Change in net unrealized appreciation/
           depreciation of investments                            22,391,920        5,625,420        2,182,270
                                                               -------------    -------------    -------------

           Increase (decrease) in net assets from operations      35,602,704       39,993,922        2,872,516
                                                               -------------    -------------    -------------

From capital transactions:
       Net proceeds from units sold                                6,840,445        7,444,968        3,413,653
       Cost of units redeemed                                    (11,017,277)     (21,348,644)      (4,639,272)
       Net transfers                                               1,872,969        1,244,805         (926,390)
                                                               -------------    -------------    -------------

           Increase (decrease) in net assets
               from capital transactions                          (2,303,863)     (12,658,871)      (2,152,009)
                                                               -------------    -------------    -------------

Increase (decrease) in net assets                                 33,298,841       27,335,051          720,507
Net assets at beginning of period                                209,218,279      310,582,513       83,032,896
                                                               -------------    -------------    -------------
Net assets at end of period                                    $ 242,517,120    $ 337,917,564    $  83,753,403
                                                               =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                    522,155          401,379          294,237
       Units redeemed                                               (835,386)      (1,151,597)        (402,100)
       Units transferred                                             220,173          (31,903)         (47,659)
                                                               -------------    -------------    -------------

Increase (decrease) in units outstanding                             (93,058)        (782,121)        (155,522)
Beginning units                                                   18,010,557       18,376,185        7,215,024
                                                               -------------    -------------    -------------

Ending units                                                      17,917,499       17,594,064        7,059,502
                                                               =============    =============    =============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                                                                  MFS
                                                       Venture            Federated           Putnam             Growth-
                                                        Value               Value             Growth             Income
                                                      Portfolio           Portfolio          Portfolio          Portfolio
                                                    ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                 $    21,875,320    $       458,964    $    32,797,490    $    32,870,808
       Net realized gains (losses) from
           securities transactions                       25,907,088          1,465,941         11,084,715          7,567,654
       Change in net unrealized appreciation/
           depreciation of investments                   43,540,196          6,277,307            224,207         (9,187,736)
                                                    ---------------    ---------------    ---------------    ---------------

           Increase in net assets from operations        91,322,604          8,202,212         44,106,412         31,250,726
                                                    ---------------    ---------------    ---------------    ---------------

From capital transactions:
       Net proceeds from units sold                      47,383,154          3,628,680          8,778,289          3,826,919
       Cost of units redeemed                           (54,932,014)        (3,128,650)       (14,581,779)       (13,929,554)
       Net transfers                                     36,304,819         16,633,897         20,979,462        (14,171,074)
                                                    ---------------    ---------------    ---------------    ---------------

           Increase (decrease) in net assets
               from capital transactions                 28,755,959         17,133,927         15,175,972        (24,273,709)
                                                    ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets                       120,078,563         25,336,139         59,282,384          6,977,017
Net assets at beginning of period                       956,188,606         42,154,698        209,401,610        206,547,066
                                                    ---------------    ---------------    ---------------    ---------------
Net assets at end of period                         $ 1,076,267,170    $    67,490,837    $   268,683,994    $   213,524,083
                                                    ===============    ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                         2,090,520            245,735            427,414            200,022
       Units redeemed                                    (2,448,129)          (207,095)          (697,501)          (718,168)
       Units transferred                                  1,534,592          1,120,847            985,913           (761,670)
                                                    ---------------    ---------------    ---------------    ---------------

Increase (decrease) in units outstanding                  1,176,983          1,159,487            715,826         (1,279,816)
Beginning units                                          44,892,446          3,095,513         11,336,732         11,714,450
                                                    ---------------    ---------------    ---------------    ---------------

Ending units                                             46,069,429          4,255,000         12,052,558         10,434,634
                                                    ===============    ===============    ===============    ===============


                                                      Alliance            Growth-            Asset
                                                       Growth             Income           Allocation
                                                      Portfolio          Portfolio          Portfolio
                                                   ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                $    54,090,029    $    19,629,840    $    50,186,064
       Net realized gains (losses) from
           securities transactions                      36,329,237         22,075,308          2,771,086
       Change in net unrealized appreciation/
           depreciation of investments                 117,425,221         65,621,025        (48,751,217)
                                                   ---------------    ---------------    ---------------

           Increase in net assets from operations      207,844,487        107,326,173          4,205,933
                                                   ---------------    ---------------    ---------------

From capital transactions:
       Net proceeds from units sold                     31,279,981         20,277,490         17,563,319
       Cost of units redeemed                          (44,862,048)       (36,455,560)       (27,943,876)
       Net transfers                                    74,176,211         41,423,730         26,174,022
                                                   ---------------    ---------------    ---------------

           Increase (decrease) in net assets
               from capital transactions                60,594,144         25,245,660         15,793,465
                                                   ---------------    ---------------    ---------------

Increase (decrease) in net assets                      268,438,631        132,571,833         19,999,398
Net assets at beginning of period                      589,392,040        530,761,442        454,509,449
                                                   ---------------    ---------------    ---------------
Net assets at end of period                        $   857,830,671    $   663,333,275    $   474,508,847
                                                   ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                        1,091,748            851,324            943,086
       Units redeemed                                   (1,526,082)        (1,516,106)        (1,519,582)
       Units transferred                                 2,529,913          1,670,766          1,347,716
                                                   ---------------    ---------------    ---------------

Increase (decrease) in units outstanding                 2,095,579          1,005,984            771,220
Beginning units                                         24,050,697         24,795,824         25,272,776
                                                   ---------------    ---------------    ---------------

Ending units                                            26,146,276         25,801,808         26,043,996
                                                   ===============    ===============    ===============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)


                                                                SunAmerica           MFS                            Worldwide
                                                                 Balanced        Total Return       Utility        High Income
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                            $     617,113    $   8,450,859    $     488,294    $   9,294,592
       Net realized gains (losses) from
           securities transactions                                   665,050          723,970        1,160,039       (2,809,178)
       Change in net unrealized appreciation/
           depreciation of investments                             5,964,937          813,986        1,617,655      (21,835,461)
                                                               -------------    -------------    -------------    -------------

           Increase (decrease) in net assets from operations       7,247,100        9,988,815        3,265,988      (15,350,047)
                                                               -------------    -------------    -------------    -------------

From capital transactions:
       Net proceeds from units sold                                2,884,371        2,564,367        1,317,505        3,809,808
       Cost of units redeemed                                     (2,620,645)      (4,518,026)      (1,909,553)      (5,647,503)
       Net transfers                                              25,338,978        2,737,718        8,550,433      (10,396,335)
                                                               -------------    -------------    -------------    -------------

           Increase (decrease) in net assets
               from capital transactions                          25,602,704          784,059        7,958,385      (12,234,030)
                                                               -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                 32,849,804       10,772,874       11,224,373      (27,584,077)
Net assets at beginning of period                                 32,359,325       83,649,784       19,644,306      101,734,353
                                                               -------------    -------------    -------------    -------------
Net assets at end of period                                    $  65,209,129    $  94,422,658    $  30,868,679    $  74,150,275
                                                               =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                    201,667          157,118           97,062          236,387
       Units redeemed                                               (180,430)        (274,374)        (135,939)        (363,538)
       Units transferred                                           1,710,360          167,594          618,018         (777,507)
                                                               -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding                           1,731,597           50,338          579,141         (904,658)
Beginning units                                                    2,447,948        5,415,312        1,541,346        6,368,247
                                                               -------------    -------------    -------------    -------------

Ending units                                                       4,179,545        5,465,650        2,120,487        5,463,589
                                                               =============    =============    =============    =============

                                                                High-Yield         Global          Corporate
                                                                   Bond             Bond             Bond
                                                                 Portfolio        Portfolio        Portfolio
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                            $   9,373,549    $   5,588,309    $   1,419,463
       Net realized gains (losses) from
           securities transactions                                 3,390,193        2,058,350          398,015
       Change in net unrealized appreciation/
           depreciation of investments                           (17,499,203)         622,089        1,256,821
                                                               -------------    -------------    -------------

           Increase (decrease) in net assets from operations      (4,735,461)       8,268,748        3,074,299
                                                               -------------    -------------    -------------

From capital transactions:
       Net proceeds from units sold                                8,423,042        2,141,820        2,747,025
       Cost of units redeemed                                    (13,481,311)      (6,321,971)      (4,188,628)
       Net transfers                                              21,612,238          326,809       22,821,525
                                                               -------------    -------------    -------------

           Increase (decrease) in net assets
               from capital transactions                          16,553,969       (3,853,342)      21,379,922
                                                               -------------    -------------    -------------

Increase (decrease) in net assets                                 11,818,508        4,415,406       24,454,221
Net assets at beginning of period                                167,745,561       80,654,148       53,099,569
                                                               -------------    -------------    -------------
Net assets at end of period                                    $ 179,564,069    $  85,069,554    $  77,553,790
                                                               =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                    557,130          157,390          214,332
       Units redeemed                                               (896,725)        (459,677)        (324,357)
       Units transferred                                           1,493,428           44,588        1,770,506
                                                               -------------    -------------    -------------

Increase (decrease) in units outstanding                           1,153,833         (257,699)       1,660,481
Beginning units                                                   11,443,250        6,164,455        4,235,990
                                                               -------------    -------------    -------------

Ending units                                                      12,597,083        5,906,756        5,896,471
                                                               =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)


                                                               International       Emerging            Real           "Dogs" of
                                                              Growth & Income       Markets           Estate          Wall Street
                                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                           $      (315,298)  $       (60,070)  $      (150,040)  $       (82,934)
       Net realized gains (losses) from
           securities transactions                                    338,693        (2,884,938)         (382,889)          (61,976)
       Change in net unrealized appreciation/
           depreciation of investments                                734,460           705,149        (4,040,365)          332,861
                                                              ---------------   ---------------   ---------------   ---------------

           Increase (decrease) in net assets from operations          757,855        (2,239,859)       (4,573,294)          187,951
                                                              ---------------   ---------------   ---------------   ---------------

From capital transactions:
       Net proceeds from units sold                                 3,322,536           636,384         3,138,981         2,053,916
       Cost of units redeemed                                     (11,639,505)       (8,208,163)       (3,653,464)         (204,903)
       Net transfers                                               16,333,647         4,144,100        11,107,587        12,044,140
                                                              ---------------   ---------------   ---------------   ---------------

           Increase (decrease) in net assets
               from capital transactions                            8,016,678        (3,427,679)       10,593,104        13,893,153
                                                              ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets                                   8,774,533        (5,667,538)        6,019,810        14,081,104
Net assets at beginning of period                                  28,115,381        13,964,137        18,681,133                 0
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at end of period                                   $    36,889,914   $     8,296,599   $    24,700,943   $    14,081,104
                                                              ===============   ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                     287,438            82,499           280,536           214,973
       Units redeemed                                              (1,122,021)       (1,046,506)         (326,783)          (21,845)
       Units transferred                                            1,420,020           564,569           934,612         1,257,086
                                                              ---------------   ---------------   ---------------   ---------------

Increase (decrease) in units outstanding                              585,437          (399,438)          888,365         1,450,214
Beginning units                                                     2,721,228         1,751,922         1,632,804                 0
                                                              ---------------   ---------------   ---------------   ---------------

Ending units                                                        3,306,665         1,352,484         2,521,169         1,450,214
                                                              ===============   ===============   ===============   ===============


                                                                  Cash
                                                                Management
                                                                 Portfolio           TOTAL
                                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
       Net investment income (loss)                           $     2,615,787   $   331,521,788
       Net realized gains (losses) from
           securities transactions                                  1,729,230       168,119,810
       Change in net unrealized appreciation/
           depreciation of investments                                484,514       193,026,335
                                                              ---------------   ---------------

           Increase (decrease) in net assets from operations        4,829,531       692,667,933
                                                              ---------------   ---------------

From capital transactions:
       Net proceeds from units sold                                18,234,648       232,482,865
       Cost of units redeemed                                     (33,217,804)     (390,532,081)
       Net transfers                                               13,927,867       395,173,006
                                                              ---------------   ---------------

           Increase (decrease) in net assets
               from capital transactions                           (1,055,289)      237,123,790
                                                              ---------------   ---------------

Increase (decrease) in net assets                                   3,774,242       929,791,723
Net assets at beginning of period                                 128,314,920     5,206,632,667
                                                              ---------------   ---------------
Net assets at end of period                                   $   132,089,162   $ 6,136,424,390
                                                              ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
       Units sold                                                   1,580,118
       Units redeemed                                              (2,853,817)
       Units transferred                                            1,209,448
                                                              ---------------

Increase (decrease) in units outstanding                              (64,251)
Beginning units                                                    11,224,451
                                                              ---------------

Ending units                                                       11,160,200
                                                              ===============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests and accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

            The Separate Account is composed of twenty-seven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-seven Variable Accounts and do not include balances allocated to the General Account.

            The inception date of the MFS Mid-Cap Growth Portfolio was April 1, 1999. The inception date of the "Dogs" of Wall Street Portfolio was April 1, 1998. The inception date of the International Growth and Income, Emerging Markets, and Real Estate Portfolios was June 2, 1997. The inception date of the Aggressive Growth, Federated Value, SunAmerica Balanced, and Utility Portfolios was June 3, 1996. The inception date of the Natural Resources, International Diversified Equities, Venture Value, MFS Total Return and Worldwide High Income Portfolios was October 31, 1994. The inception date of the Asset Allocation, Global Bond and Corporate Bond Portfolios was July 1, 1993. The inception date for the remaining portfolios was February 9, 1993.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


            ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

            The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

            The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

            The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

            The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation.

            The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

            Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

            The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

            The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

            The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


            ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

            The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small companies with market capitalizations under $1 billion.

            The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

            The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

            The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

            The MFS GROWTH AND INCOME PORTFOLIO (PREVIOUSLY KNOWN AS GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

            The ALLIANCE GROWTH PORTFOLIO seeks long term growth of capital. This portfolio invests primarily in common stocks or securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

            The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

            The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

            The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


            ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

            The MFS TOTAL RETURN PORTFOLIO (PREVIOUSLY KNOWN AS BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

            The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

            The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

            The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

            The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

            The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

            The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

            The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


            ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

            The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

            The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

            The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies, generally with market capitalizations between $1 billion and $5 billion, that its Subadvisor believes have above-average growth potential.

            The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

            The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

            Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

            Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.          CHARGES AND DEDUCTIONS

            Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

            WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

            Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

            Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                      Year since Purchase                  Applicable Withdrawal
                           Payment                           Charge Percentage
                           -------                           -----------------

                      First                                        7%
                      Second                                       6%
                      Third                                        5%
                      Fourth                                       4%
                      Fifth                                        3%
                      Sixth                                        2%
                      Seventh                                      1%
                      Eighth and beyond                            0%

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


            CHARGES AND DEDUCTIONS (continued)

            CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

            TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

            PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

            MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

            DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

            SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

            The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the one month ended December 31, 1999 consist of the following:

                                                         Cost of Shares         Proceeds from
           Variable Accounts                                   Acquired           Shares Sold
           ---------------------------                  -------------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                 $  26,608,037     $     32,719,784
           Growth Portfolio                                  5,366,944             7,629,463
           Natural Resources Portfolio                          169,770              942,624
           Government and Quality Bond Portfolio              1,177,470            5,435,850

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio         508,939            3,435,699
           Global Equities Portfolio                          7,119,216            4,232,905
           Aggressive Growth Portfolio                        6,106,632            3,841,548
           Venture Value Portfolio                            4,216,190           15,028,791
           Federated Value Portfolio                             35,386            2,846,788
           Provident Growth Portfolio                           164,542            4,071,433
           MFS Growth & Income Portfolio                        491,759            3,607,520
           Alliance Growth Portfolio                          3,041,189           19,871,142
           Growth-Income Portfolio                              286,889           14,264,914
           Asset Allocation Portfolio                         1,151,584            7,726,352
           SunAmerica Balanced Portfolio                      1,025,089              913,619
           MFS Total Return Portfolio                           857,050            1,169,873
           Utility Portfolio                                    365,640              733,272
           Worldwide High Income Portfolio                      596,451            2,617,194
           High-Yield Bond Portfolio                          2,164,734            6,599,696
           Global Bond Portfolio                                      0            3,300,221
           Corporate Bond Portfolio                             113,707            1,654,498
           International Growth & Income Portfolio            7,801,355            2,293,774
           Emerging Markets Portfolio                         4,264,200              478,085
           Real Estate Portfolio                                356,840            2,341,517
           "Dogs" of Wall Street Portfolio                      117,378            1,388,328
           MFS Mid-Cap Growth Portfolio                       4,049,591              711,716
           Cash Management Portfolio                         52,193,797           40,469,283

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


            INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

            The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1999 consist of the following:

                                                         Cost of Shares         Proceeds from
           Variable Accounts                                   Acquired           Shares Sold
           ---------------------------                  -------------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                $  383,140,673       $  416,000,167
           Growth Portfolio                                 82,282,243            93,043,456
           Natural Resources Portfolio                       10,235,203           13,384,222
           Government and Quality Bond Portfolio             68,454,626           82,033,697

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio      52,247,466           76,454,601
           Global Equities Portfolio                         54,436,734           82,231,522
           Aggressive Growth Portfolio                       57,072,015           41,325,768
           Venture Value Portfolio                           99,133,254          166,418,185
           Federated Value Portfolio                         26,303,991           25,260,758
           Provident Growth Portfolio                        38,768,833           50,159,371
           MFS Growth & Income Portfolio                     58,611,036           27,405,771
           Alliance Growth Portfolio                        294,073,330          212,407,437
           Growth-Income Portfolio                           98,697,075          108,943,434
           Asset Allocation Portfolio                        36,365,195          101,175,283
           SunAmerica Balanced Portfolio                     29,663,548            9,268,989
           MFS Total Return Portfolio                        25,285,642            8,581,556
           Utility Portfolio                                  5,863,099            5,656,988
           Worldwide High Income Portfolio                   16,892,819           27,396,061
           High-Yield Bond Portfolio                         57,663,817           74,420,448
           Global Bond Portfolio                             10,676,132           16,048,945
           Corporate Bond Portfolio                          11,598,881           16,550,881
           International Growth & Income Portfolio           30,897,414           17,350,760
           Emerging Markets Portfolio                        14,406,698            9,393,483
           Real Estate Portfolio                              5,798,038            8,736,384
           "Dogs" of Wall Street Portfolio                    5,486,929            4,700,679
           MFS Mid-Cap Growth Portfolio                      12,412,147            2,015,564
           Cash Management Portfolio                        824,879,480          769,540,901

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          FEDERAL INCOME TAXES

            The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.


5.          FISCAL YEAR CHANGE

            Effective December 31, 1999, the Separate Account changed its fiscal year end from November 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year.

            Results for the comparable prior period are summarized below.



                                                                     One Month Ended
                                                                    December 31 ,1998
                                                                    -----------------
            Investment income                                         $     718,734
                                                                      -------------
            Net investment income (loss)                                 (7,373,465)

            Net realized gains (losses)
            from securities transactions                                 23,452,490

            Change in net unrealized appreciation (depreciation)
            of investments                                              380,227,081
                                                                      -------------
            Increase (decrease) in net assets from operations         $ 396,306,106
                                                                      =============

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

        The following financial statements are included in Part B of the Registration Statement:


                Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1998. [Incorporated by Reference]

                Audited Transition Report of Anchor National Life Insurance Company as of and for the three months ended December 31, 1998. [Incorporated by Reference]

                Audited Financial Statements of Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999.


(b)    Exhibits


(1)     Resolutions Establishing Separate Account......    ***
(2)     Custody Agreements.............................    **
(3)     (a) Distribution Contract......................    ***
        (b) Selling Agreement..........................    ***
(4)     Variable Annuity Contract......................    ****
(5)     Application for Contract.......................    ****
(6)     Depositor - Corporate Documents
        (a) Certificate of Incorporation...............    ***
        (b) By-Laws....................................    ***
(7)     Reinsurance Contract...........................    **
(8)     Fund Participation Agreement...................    ***
(9)     Opinion of Counsel.............................    ***
        Consent of Counsel.............................    ***
(10)    Consent of Independent Accountants.............    *
(11)    Financial Statements Omitted from Item 23......    **
(12)    Initial Capitalization Agreement...............    **
(13)    Performance Computations.......................    **
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control With Anchor National Life Insurance
        Company, the Depositor of Registrant...........    *****
(15)    Powers of Attorney.............................    ***



               *      Filed Herewith
               **     Not Applicable
               ***    Filed January 30, 1998, Post-Effective Amendments 11
                      and 28 to this Registration Statement
               ****   Filed March 20, 1998, Post-Effective Amendments 12 and 29
                      to this Registration Statement
               *****  Filed December 15, 1999, Post-Effective Amendments 17 and
                      34 to this Registration Statement


Item 25.  Directors and Officers of the Depositor

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.



Name                                Position
----                                --------
Eli Broad                      Chairman, President and
                               Chief Executive Officer
Jay S. Wintrob                 Director and Executive Vice President
James R. Belardi               Director and Senior Vice President
Susan L. Harris                Director, Senior Vice President
                               and Secretary
Jana W. Greer                  Director and Senior Vice President
Marc H. Gamsin                 Director and Senior Vice President
N. Scott Gillis                Director and Senior Vice President

Name                                Position
----                                --------
Edwin R. Raquel                Senior Vice President and Chief Actuary
David R. Bechtel               Vice President and Treasurer
J. Franklin Grey               Vice President
P. Daniel Demko, Jr.           Vice President
Kevin J. Hart                  Vice President
Edward P. Nolan*               Vice President
Gregory M. Outcalt             Senior Vice President and Controller
Stewart R. Polakov             Vice President
Scott H. Richland              Vice President


------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26.  Persons Controlled By or Under Common Control With Depositor or

Registrant

        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company (File Nos. 333-56965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.


Item 27.   Number of Contract Owners


        As of December 31, 1999, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris Variable Annuity) was 94,297, of which 58,558 were Qualified Contracts and 35,739 were Nonqualified Contracts.



Item 28.  Indemnification

        None.


Item 29.   Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc.; all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                    President, General Counsel
                                    and Assistant Secretary
        Peter Harbeck               Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Susan L. Harris             Secretary


                      Net
                      Distribution          Compensation
Name of               Discounts and         on Redemption        Brokerage
Distributor           Commissions           Annuitization        Commission   Commissions*
------------          --------------        -------------        -----------  ------------
SunAmerica            None                  None                 None         None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.   Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.

Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

A) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20th day of March 2000.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

ELI BROAD*                 President, Chief
--------------------       Executive Officer and
Eli Broad                  Chairman  of the Board
                          (Principal Executive Officer)


MARC H. GAMSIN*            Senior Vice President
--------------------       and Director
Marc H. Gamsin


N. SCOTT GILLIS*           Senior Vice President
--------------------       and Director
N. Scott Gillis


JAMES R. BELARDI*          Director
--------------------
James R. Belardi


JANA W. GREER*             Director
--------------------
Jana W. Greer

/s/ SUSAN L. HARRIS        Director                        March 20, 2000
--------------------
Susan L. Harris


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

JAY S. WINTROB*            Director
--------------------
Jay S. Wintrob


* By: /s/ SUSAN L. HARRIS  Attorney-in-Fact
     --------------------
         Susan L. Harris


Date:  March 20, 2000


** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.


**/s/ GREGORY M. OUTCALT       Senior Vice President         March 20, 2000
------------------------       and Controller
Gregory M. Outcalt

                                  EXHIBIT INDEX



Exhibit               Description
-------               -----------
Exhibit 10          Consent of Independent Accountants
